UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                 Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                 Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7132

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2018

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report
For the six months ended September 30, 2018
RBC Emerging Markets Equity Fund
RBC Emerging Markets Small Cap Equity Fund
RBC Emerging Markets Value Equity Fund
RBC Global Opportunities Fund
RBC International Opportunities Fund

	RBC Funds
About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- RBC Emerging Markets Equity Fund	5
	- RBC Emerging Markets Small Cap Equity Fund	6
	- RBC Emerging Markets Value Equity Fund	7
	- RBC Global Opportunities Fund	8
	- RBC International Opportunities Fund	9
	Schedule of Portfolio Investments	10
	Financial Statements
	- Statements of Assets and Liabilities	30
	- Statements of Operations	34
	- Statements of Changes in Net Assets	37
	Financial Highlights	42
	Notes to Financial Statements	53
	Other Federal Income Tax Information	70
	Share Class Information	71
	Supplemental Information	72
	Approval of Investment Advisory and Sub-Advisory Agreements	74

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of the Funds’ portfolios is set forth below.

Philippe Langham

Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund. Philippe joined RBC GAM (UK) in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Laurence Bensafi

Senior Portfolio Manager and Deputy Head of Emerging Markets Equity

Laurence Bensafi is Deputy Head of Emerging Markets Equity at RBC GAM (UK) and is responsible for portfolio management of RBC Emerging Markets Value Equity Fund. Prior to joining RBC GAM (UK) in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Societe Generale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. Laurence obtained a Magistere d’Economiste Statisticien & D.E.S.S. Statistique et Econometrie from Toulouse University in France. Laurence is a CFA charterholder.

Habib Subjally

Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM (UK) and is responsible for portfolio management of RBC Global Opportunities Fund and RBC International Opportunities Fund. Prior to joining RBC GAM (UK) in 2014 Habib and his team spent eight years together at First State managing global equities. Previously he was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers, where he was Head of North American and Global equities research. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2018 (Unaudited)

RBC Emerging Markets Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(6.90)%	7.42%	4.31%
- At Net Asset Value	(1.20)%	9.55%	5.61%	1.03%	1.55%
Class I
- At Net Asset Value	(0.82)%	9.78%	5.87%	0.78%	1.18%
Class R6
- At Net Asset Value	(0.88)%	9.77%	6.03%	0.77%	1.09%

MSCI Emerging Markets
Net Total Return
USD Index(d)	(0.81)%	12.36%	3.66%
RBC Emerging Markets Small Cap Equity Fund
Class A
- Including Max Sales Charge of 5.75%	(8.12)%	5.31%	1.59%
- At Net Asset Value	(2.48)%	7.39%	2.86%	1.77%	4.66%
Class I
- At Net Asset Value	(2.16)%	7.70%	3.12%	1.52%	4.43%

MSCI Emerging Markets
Small Cap Net Total Return
USD Index(d)	(4.20)%	7.43%	3.04%
RBC Emerging Markets Value Equity Fund
Class I
- At Net Asset Value	N/A	N/A	(12.00)%	1.11%(e)	9.98%(e)
Class R6
- At Net Asset Value	N/A	N/A	(11.90)%	1.06%(e)	9.60%(e)

MSCI Emerging Markets
Net Total Return
USD Index(d)	(0.81)%	N/A	(0.81)%
RBC Global Opportunities Fund
Class I
- At Net Asset Value	16.08%	16.79%	12.12%	0.94%	2.52%
Class R6
- At Net Asset Value	16.14%	16.84%	12.17%	0.90%	30.59%

MSCI ACWI Net
Total Return USD Index(d)	9.77%	13.40%	7.83%
RBC International Opportunities Fund
Class I
- At Net Asset Value	4.27%	8.58%	4.64%	0.94%	1.32%
Class R6
- At Net Asset Value	4.28%	8.63%	4.69%	0.89%	30.23%

MSCI ACWI ex US Index(d)	1.76%	9.97%	4.40%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown

PERFORMANCE SUMMARY (UNAUDITED)

reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund and RBC Emerging Markets Small Cap Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares, February 9, 2018 for RBC Emerging Markets Value Equity Fund for Class I and Class R6 shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares and November 22, 2016 for Class R6 shares. The performance in the table for Class R6 shares prior to November 22, 2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares.

(b)

The Funds’ expenses reflect actual expenses for the most recent fiscal year ended September 30, 2018, except for RBC Emerging Markets Value Equity Fund which is for the period February 9, 2018 (commencement of operations) to March 31, 2018.

(c)

The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2020 (September 30, 2020 for RBC Emerging Markets Equity Fund). For Emerging Markets Equity Fund, effective January 2, 2018, the annual rate under the expense limitation agreement is 1.13% for Class A, 0.88% for Class I and 0.88% for Class R6. For Emerging Markets Small Cap Equity Fund, effective October 2, 2017, the annual rate under the expense limitation agreement is 1.70% for Class A and 1.45% for Class I. For Global Opportunities Fund, effective October 2, 2017, the annual rate under the expense limitation agreement is 0.86% for Class I and 0.81% for Class R6. For International Opportunities Fund, effective October 2, 2017, the annual rate under the expense limitation agreement is 0.89% for Class I and 0.84% for Class R6. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31. 2018. For Emerging Markets Value Equity Fund, effective July 2, 2018, the annual rate under the expense limitation agreement is 0.95% for Class I and 0.88% for Class R6.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(e)	Annualized.

PERFORMANCE SUMMARY (UNAUDITED)

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It captures large and mid capitalization representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI Emerging Markets Small Cap Index includes small capitalization representation across emerging markets countries. It covers approximately 14% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. It captures large and mid capitalization representation across developed markets and emerging markets countries excluding the U.S. and covers approximately 85% the global investable equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It captures large and mid capitalization representation across developed markets and emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The Net Index is net of any foreign withholding tax. You cannot invest directly in an index.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 3.91% of investments.				Asset Allocation as of 9/30/18 (% of Fund’s investments) & Top Five Industries (as of 9/30/18) (% of Fund’s net assets)

Naspers Ltd.	5.57%	Tata Consultancy Services Ltd.	3.28%	Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.36%	Antofagasta Plc	2.89%
Housing Development Finance Corp. Ltd.	4.56%	SM Investments Corp.	2.65%
AIA Group Ltd.	4.51%	Ping An Insurance Group Co. of China Ltd.	2.63%
Unilever Plc	3.56%	Credicorp Ltd.	2.56%

*A listing of all portfolio holdings can be found beginning on page 10
				Growth of $250,000 Initial Investment Since Inception (12/20/13)
The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Small Cap Equity Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI Emerging Markets Small Cap Net Total Return USD Index
Asset Allocation as of 9/30/18 (% of Fund’s investments) & Top Five Industries (as of 9/30/18) (% of Fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 4.99% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)	Cyient Ltd.	4.60%	Century Pacific Food, Inc.	2.77%
	AVI Ltd.	4.05%	Marico Ltd.	2.77%
	Bajaj Holdings & Investment Ltd.	3.40%	Delta Electronics Public Co. Ltd. - FOR	2.73%
	Aeon Thana Sinsap Thailand Public Co. Ltd.	2.84%	Koh Young Technology, Inc.	2.67%
	Godrej Industries Ltd.	2.82%	Duratex SA	2.66%
	*A listing of all portfolio holdings can be found beginning on page 15
Growth of $250,000 Initial Investment Since Inception (12/20/13)
	The graph reflects an initial investment of $250,000 over the period from December 20, 2013 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets Value Equity Fund
Long-term growth of capital.				Investment Objective
MSCI Emerging Markets Net Total Return USD Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 0.31% of investments.				Asset Allocation as of 9/30/18 (% of Fund’s investments) & Top Five Industries (as of 9/30/18) (% of Fund’s net assets)
Samsung Electronics Co. Ltd.	5.09%	Naspers Ltd.	3.08%	Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)
Alibaba Group Holding Ltd.	4.11%	Ping An Insurance Group Co. of China Ltd.	2.64%
China Construction Bank Corp.	3.83%	CNOOC Ltd.	2.34%
Industrial & Commercial Bank of China Ltd.	3.79%	Reliance Industries Ltd.	2.03%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.49%	Xinyi Glass Holdings Ltd.	1.66%

*A listing of all portfolio holdings can be found beginning on page 19
				Growth of $250,000 Initial Investment Since Inception (2/9/18)

The graph reflects an initial investment of $250,000 over the period from February 9, 2018 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)
	RBC Global Opportunities Fund
Investment Objective	Long-term growth of capital.
Benchmark	MSCI ACWI Net Total Return USD Index
Asset Allocation as of 9/30/18 (% of Fund’s investments) & Top Five Industries (as of 9/30/18) (% of Fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 0.93% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)	UnitedHealth Group, Inc.	5.46%	Estee Lauder Cos, Inc. (The)	4.04%
	EOG Resources, Inc.	4.95%	First Republic Bank	3.99%
	TJX Cos, Inc. (The)	4.85%	HDFC Bank Ltd.	3.97%
	Roche Holding AG	4.66%	Gartner, Inc.	3.89%
	Fortive Corp.	4.55%	Amazon.com, Inc.	3.67%
	*A listing of all portfolio holdings can be found beginning on page 24

Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC International Opportunities Fund
Long-term growth of capital.				Investment Objective
MSCI ACWI ex USA Net Total Return USD Index				Benchmark
*Includes U.S. dollar denominated cash equivalent investments representing 0.95% of investments.				Asset Allocation as of 9/30/18 (% of Fund’s investments) & Top Five Industries (as of 9/30/18) (% of Fund’s net assets)
Roche Holding AG	6.19%	AIA Group Ltd.	4.77%	Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)
Unilever NV	5.10%	Safran SA	4.72%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.08%	Deutsche Post AG	4.62%
InterContinental Hotels Group Plc	4.89%	Nidec Corp.	4.14%
Anheuser-Busch InBev NV	4.81%	Partners Group Holding AG	3.99%

*A listing of all portfolio holdings can be found beginning on page 27
				Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 95.74%
Argentina — 0.53%
143,300	Grupo Financiero Galicia SA, ADR	$3,644,119

Bangladesh — 0.68%
5,600,183	BRAC Bank Ltd.*	4,670,603

Brazil — 5.21%
1,022,200	Banco Bradesco SA	6,464,446
1,957,440	Banco do Brasil SA	14,245,004
943,320	Natura Cosmeticos SA	6,624,297
455,066	Raia Drogasil SA	8,163,705

		35,497,452

Chile — 2.89%
1,771,436	Antofagasta Plc	19,684,934

China — 14.42%
58,050	Alibaba Group Holding Ltd., ADR*	9,564,318
58,790	Baidu, Inc., ADR*	13,444,097
2,582,600	China Merchants Port Holdings Co. Ltd.	4,937,171
1,703,500	China Mobile Ltd.	16,748,545
1,848,000	China Resources Land Ltd.	6,475,582
8,270,000	Dali Foods Group Co. Ltd.(a)	5,947,363
633,170	Fuyao Glass Industry Group Co. Ltd., Series A	2,342,971
3,096,400	Fuyao Glass Industry Group Co. Ltd., Series H(a)	11,218,764
1,323,159	Midea Group Co. Ltd., Class A(b)	7,749,805
1,766,000	Ping An Insurance Group Co. of China Ltd., Series H	17,889,946
986,235	Weifu High-Technology Group Co. Ltd., Series B	1,943,939

		98,262,501

Hong Kong — 4.51%
3,448,400	AIA Group Ltd.	30,749,109

India — 11.24%
401,073	Dr. Reddy’s Laboratories Ltd., ADR	13,877,126
228,433	Hero MotoCorp Ltd.	9,244,917
1,284,579	Housing Development Finance Corp. Ltd.	31,094,461
741,999	Tata Consultancy Services Ltd.	22,352,761

		76,569,265

Indonesia — 3.39%
6,849,100	Bank Central Asia Tbk PT	11,093,838
129,311,400	Kalbe Farma Tbk PT	11,977,369

		23,071,207

Japan — 2.22%
151,200	SoftBank Group Corp.	15,104,817

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
Korea — 7.39%
31,346	Amorepacific Corp.	$7,372,846
527,226	Hanon Systems	6,012,792
25,228	NCSoft Corp.	10,065,310
37,019	Samsung Fire & Marine Insurance Co. Ltd.	9,476,463
431,201	Shinhan Financial Group Co. Ltd.	17,424,192

		50,351,603

Luxembourg — 0.89%
199,872	Ternium SA, ADR	6,054,123

Malaysia — 0.99%
1,115,200	Public Bank Berhad	6,735,532

Mexico — 2.21%
124,800	Fomento Economico Mexicano SAB de CV, ADR	12,351,456
1,511,580	Kimberly-Clark de Mexico SAB de CV, Series A	2,681,653

		15,033,109

Nigeria — 0.70%
47,732,285	Guaranty Trust Bank Plc	4,793,566

Peru — 2.56%
78,160	Credicorp Ltd.	17,435,933

Philippines — 2.65%
1,078,310	SM Investments Corp.	18,035,051

South Africa — 12.33%
689,159	Clicks Group Ltd.	8,517,594
3,543,385	FirstRand Ltd.	16,997,047
526,077	Mondi Ltd.	14,447,099
176,158	Naspers Ltd., N Shares	37,935,432
450,418	Shoprite Holdings Ltd.	6,099,049

		83,996,221

Taiwan — 11.84%
11,487,191	E.Sun Financial Holding Co. Ltd.	8,481,313
1,160,000	Giant Manufacturing Co. Ltd.	4,974,420
892,000	MediaTek, Inc.	7,197,610
4,551,530	Standard Foods Corp.	7,567,066
4,278,000	Taiwan Semiconductor Manufacturing Co. Ltd.	36,506,467
6,105,468	Uni-President Enterprises Corp.	15,929,199

		80,656,075

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
Thailand — 2.86%
4,919,900	Delta Electronics Public Co. Ltd. - FOR	$10,611,485
1,326,900	Kasikornbank Public Co. Ltd.	8,862,294

		19,473,779

Turkey — 1.18%
9,358,072	Enka Insaat ve Sanayi AS	8,057,083

United Kingdom — 3.56%
442,204	Unilever Plc	24,292,228

United States — 1.49%
2,753,900	Samsonite International SA(a)	10,186,331

Total Common Stocks		652,354,641

(Cost $656,140,585)

Preferred Stocks — 0.38%
Korea — 0.38%
15,759	Samsung Fire & Marine Insurance Co. Ltd.	2,606,921

Total Preferred Stocks		2,606,921

(Cost $2,532,978)

Investment Company — 3.91%
26,644,562	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	26,644,562

Total Investment Company		26,644,562

(Cost $26,644,562)

Total Investments		$681,606,124
(Cost $685,318,125)(c) — 100.03%

Liabilities in excess of other assets — (0.03)%		(179,786)

NET ASSETS — 100.00%		$681,426,338

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2018 (Unaudited)

Foreign currency exchange contracts as of September 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	352,232	HKD	2,753,517	Bank Of New York Mellon	10/2/18	$ 474
USD	210,578	HKD	1,645,886	Bank Of New York Mellon	10/3/18	315
USD	16,606	HKD	129,802	Bank Of New York Mellon	10/9/18	22
USD	9,833	HKD	76,908	Bank Of New York Mellon	10/10/18	7
						$ 818
ZAR	14,631,901	USD	1,043,037	Bank Of New York Mellon	10/2/18	$ (8,908)
HKD	3,653,818	USD	467,133	Bank Of New York Mellon	10/3/18	(355)
JPY	103,151,536	USD	910,175	Bank Of New York Mellon	10/3/18	(1,972)
						$(11,235)

Total						$(10,417)

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

JPY - Japanese Yen

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	31.21%
Consumer Staples	15.49%
Information Technology	14.55%
Consumer Discretionary	13.44%
Industrials	6.11%
Materials	5.90%
Telecommunication Services	4.68%
Health Care	3.79%
Real Estate	0.95%
Other*	3.88%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund

September 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 91.17%
Bangladesh — 1.76%
63,831	Delta Brac Housing Finance Corp Ltd.	$103,026

Brazil — 7.13%
69,900	Duratex SA	156,120
43,900	Grendene SA	73,591
6,000	Mahle-Metal Leve SA	35,894
10,000	Natura Cosmeticos SA	70,223
8,200	Wilson Sons Ltd., BDR	82,842

		418,670

Chile — 4.76%
85,318	Inversiones Aguas Metropolitanas SA	126,908
3,741	Inversiones La Construccion SA	65,296
33,626	Parque Arauco SA	87,153

		279,357

China — 9.98%
322,000	China Bluechemical Ltd., Class H	130,313
190,000	China Overseas Property Holdings Ltd.	54,495
191,000	Goodbaby International Holdings Ltd.	76,415
172,000	Greatview Aseptic Packaging Co. Ltd.	109,527
83,100	Luthai Textile Co. Ltd., B Shares	98,725
34,000	Vitasoy International Holdings Ltd.	115,947

		585,422

Egypt — 1.04%
14,479	Integrated Diagnostics Holdings Plc(a)	60,812

Hong Kong — 0.82%
116,000	Public Financial Holdings Ltd.	48,423

India — 19.01%
4,670	Bajaj Holdings & Investment Ltd.	199,410
26,233	Cyient Ltd.	269,792
23,246	Godrej Industries Ltd.	165,698
35,319	Marico Ltd.	162,320
6,956	Sundaram Finance Ltd.	145,363
16,124	TI Financial Holdings Ltd.	122,782
12,375	Tube Investments of India Ltd.	50,279

		1,115,644

Indonesia — 2.11%
321,900	Acset Indonusa Tbk PT	39,855
890,000	Selamat Sempurna Tbk PT	83,921

		123,776

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
Korea — 7.42%
11,624	DGB Financial Group, Inc.	$106,340
1,592	Koh Young Technology, Inc.	156,617
1,094	Leeno Industrial, Inc.	65,043
7,739	Macquarie Korea Infrastructure Fund	63,497
79	Medy-Tox, Inc.	44,096

		435,593

Malaysia — 2.02%
100,300	Bermaz Auto Berhad	51,145
16,360	LPI Capital Berhad	67,212

		118,357

Mexico — 3.61%
72,000	Corp. Inmobiliaria Vesta SAB de CV	110,689
45,100	Grupo Herdez SAB de CV	101,098

		211,787

Nigeria — 0.99%
576,455	Guaranty Trust Bank Plc	57,891

Pakistan — 1.23%
20,000	Packages Ltd.	72,047

Philippines — 4.95%
619,450	Century Pacific Food, Inc.	162,740
296,894	Integrated Micro-Electronics, Inc.	67,340
21,180	Security Bank Corp.	60,351

		290,431

South Africa — 4.05%
31,616	AVI Ltd.	237,727

Sri Lanka — 1.77%
83,835	Hatton National Bank Plc	104,089

Taiwan — 9.51%
25,000	Chroma ATE, Inc.	119,923
10,000	Giant Manufacturing Co. Ltd.	42,883
15,800	Pacific Hospital Supply Co. Ltd.	36,326
4,445	Poya International Co. Ltd.	40,505
61,247	Standard Foods Corp.	101,825
5,300	Voltronic Power Technology Corp.	92,958
51,027	Wistron NeWeb Corp.	123,931

		558,351

Thailand — 6.62%
25,800	Aeon Thana Sinsap Thailand Public Co. Ltd., NVDR	166,830

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
74,400	Delta Electronics Public Co. Ltd. - FOR	$160,469
154,300	MC Group Public Co. Ltd. - FOR	61,075

		388,374

United States — 2.39%
38,000	Samsonite International SA(a)	140,557

Total Common Stocks		5,350,334

(Cost $5,116,584)

Equity Linked Security — 2.08%
Luxembourg — 2.08%
109,865	Aramex PJSC*	121,950

Total Equity Linked Security		121,950

(Cost $109,685)

Preferred Stocks — 1.72%
Korea — 1.72%
815	Amorepacific Corp.	101,011

Philippines — 0.00%
58,000	Security Bank Corp.*,(b),(c)	107

Total Preferred Stocks		101,118

(Cost $63,733)

Investment Company — 4.99%
292,747	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	292,747

Total Investment Company		292,747

(Cost $292,747)

Total Investments		$5,866,149
(Cost $5,582,749)(d) — 99.96%

Other assets in excess of liabilities — 0.04%		2,248

NET ASSETS — 100.00%		$5,868,397

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Small Cap Equity Fund (cont.)

September 30, 2018 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

BDR - Brazilian Depositary Receipt

FOR - Foreign Ownership Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	24.41%
Consumer Staples	17.94%
Information Technology	13.68%
Consumer Discretionary	12.86%
Materials	10.80%
Industrials	6.41%
Real Estate	4.30%
Health Care	2.41%
Utilities	2.16%
Other*	5.03%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

September 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 95.00%
Bangladesh — 0.77%
89,167	City Bank Ltd. (The)	$33,707

Brazil — 3.76%
5,300	Banco do Brasil SA	38,570
3,700	Sul America SA	23,775
2,700	Suzano Papel e Celulose SA	32,084
4,800	Vale SA, ADR	71,232

		165,661

Chile — 0.65%
1,652	Inversiones La Construccion SA	28,834

China — 29.26%
1,100	Alibaba Group Holding Ltd., ADR*	181,236
8,400	ANHUI JINHE INDUSTRIAL Co. Ltd., Class A	20,678
29,000	Ausnutria Dairy Corp. Ltd.	31,525
68,000	China Communications Services Corp. Ltd., Class H	62,703
193,000	China Construction Bank Corp., Class H	168,701
72,000	China Petroleum & Chemical Corp., Class H	72,342
52,000	China Resources Cement Holdings Ltd.	60,472
36,000	China Resources Power Holdings Co. Ltd.	63,515
52,000	CNOOC Ltd.	102,967
12,000	Hua Hong Semiconductor Ltd.(a)	25,725
229,000	Industrial & Commercial Bank of China Ltd., Class H	167,192
300	Kweichow Moutai Co. Ltd., Class A	31,838
6,100	Midea Group Co. Ltd., Class A(b)	35,728
18,000	Nexteer Automotive Group Ltd.	28,501
11,500	Ping An Insurance Group Co. of China Ltd., Series H	116,497
27,500	Shimao Property Holdings Ltd.	68,292
64,000	SITC International Holdings Co. Ltd.	51,727

		1,289,639

Colombia — 0.67%
21,608	Ecopetrol SA	29,391

Egypt — 0.84%
8,101	Commercial International Bank Egypt SAE, GDR	36,951

Hong Kong — 5.04%
26,000	China Water Affairs Group Ltd.	29,086
9,500	Kingboard Chemical Holdings Ltd.	30,925
46,000	Lee & Man Paper Manufacturing Ltd.	42,594
195,000	Pacific Basin Shipping Ltd.	46,416
58,000	Xinyi Glass Holdings Ltd.	73,124

		222,145

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
Hungary — 2.68%
5,815	MOL Hungarian Oil & Gas Plc	$62,633
1,498	OTP Bank Plc	55,514

		118,147

India — 8.69%
8,958	Apollo Tyres Ltd.	26,237
6,966	Aurobindo Pharma Ltd.	71,536
7,246	GHCL Ltd.	21,796
3,834	Indiabulls Housing Finance Ltd.	45,341
3,981	Mphasis Ltd.	64,450
32,553	Redington India Ltd.	42,199
5,155	Reliance Industries Ltd.	89,486
6,904	Vedanta Ltd.	22,132

		383,177

Indonesia — 2.65%
92,200	Bank Negara Indonesia Persero Tbk PT	45,786
147,100	Bukit Asam Tbk PT	42,606
24,388	Indah Kiat Pulp & Paper Corp. Tbk PT	28,376

		116,768

Korea — 13.84%
176	Com2uSCorp	23,251
794	Dentium Co. Ltd.	71,985
1,387	Hana Financial Group, Inc.	55,692
610	ING Life Insurance Korea Ltd.(a)	18,754
216	LG Chem Ltd.	71,160
129	POSCO	34,243
5,355	Samsung Electronics Co. Ltd.	224,111
205	SK Holdings Co. Ltd.	53,047
874	SK Hynix, Inc.	57,822

		610,065

Luxembourg — 1.03%
1,500	Ternium SA, ADR	45,435

Mexico — 1.57%
45,000	PLA Administradora Industrial S de RL de CV, REIT	69,109

Pakistan — 0.58%
21,100	Habib Bank Ltd.	25,721

Poland — 0.60%
1,561	Alior Bank SA*	26,641

Russia — 5.54%
643,000	Inter RAO UES PJSC	40,216

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
875	LUKOIL PJSC, ADR	$67,002
3,129	PhosAgro PJSC, GDR	42,449
4,542	Sberbank of Russia PJSC, ADR	57,431
143,100	Sistema PJSFC	18,968
795	X5 Retail Group NV, GDR	17,987

		244,053

Saudi Arabia — 0.87%
4,570	SAMBA FINANCIAL GROUP	38,203

South Africa — 4.32%
10,215	Lewis Group Ltd.	23,170
631	Naspers Ltd., N Shares	135,885
2,521	Standard Bank Group Ltd.	31,174

		190,229

Taiwan — 8.59%
9,000	Accton Technology Corp.	25,080
16,500	ASE Technology Holding Co. Ltd.	40,302
12,000	Chipbond Technology Corp.	23,150
11,000	Hon Hai Precision Industry Co. Ltd.	28,525
6,000	Lotes Co. Ltd.	37,389
24,800	Macronix International	20,661
11,000	Primax Electronics Ltd.	17,580
18,000	Taiwan Semiconductor Manufacturing Co. Ltd.	153,604
13,260	Wistron NeWeb Corp.	32,205

		378,496

Thailand — 1.39%
98,100	Krung Thai Bank Public Co. Ltd., FOR	61,276

Turkey — 1.66%
5,144	TAV Havalimanlari Holding AS	26,608
26,451	Trakya Cam Sanayii AS	18,801
1,256	Tupras Turkiye Petrol Rafinerileri AS	27,888

		73,297

Total Common Stocks		4,186,945

(Cost $4,555,341)

Preferred Stocks — 4.50%
Brazil — 3.12%
6,600	Banco do Estado do Rio Grande do Sul SA, Class B	24,301
5,200	Centrais Eletricas Brasileiras SA, Class B*	23,782
17,700	Cia Energetica de Minas Gerais	31,118
11,200	Petroleo Brasileiro SA	58,516

		137,717

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2018 (Unaudited)

Shares	Value

Colombia — 1.38%
5,255 Banco Davivienda SA	$60,659

Total Preferred Stocks	198,376

(Cost $251,493)

Investment Company — 0.31%
13,593 Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	13,593

Total Investment Company	13,593

(Cost $13,593)

Total Investments	$4,398,914
(Cost $4,820,427)(c) — 99.81%

Other assets in excess of liabilities — 0.19%	8,328

NET ASSETS — 100.00%	$4,407,242

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation
USD	3,090	HKD	24,150	Bank Of New York Mellon	10/3/18	$5

Total						$5

Abbreviations used are defined below:

ADR - American Depositary Receipt

FOR - Foreign Ownership Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	26.34%
Information Technology	23.33%
Energy	12.54%
Materials	11.18%
Consumer Discretionary	7.32%
Industrials	4.46%
Utilities	4.26%
Health Care	3.26%
Real Estate	3.12%
Telecommunication Services	1.85%
Consumer Staples	1.84%
Other	0.50%

100.00%

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

September 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 99.04%
Belgium — 2.76%
5,686	Anheuser-Busch InBev NV	$ 497,727

Germany — 2.72%
13,804	Deutsche Post AG	490,791

Hong Kong — 2.88%
58,198	AIA Group Ltd.	518,947

India — 3.96%
7,600	HDFC Bank Ltd., ADR	715,160

Ireland — 1.65%
3,531	Paddy Power Betfair Plc	298,311

Japan — 4.77%
13,798	MISUMI Group, Inc.	357,016
3,499	Nidec Corp.	503,142

		860,158

South Africa — 2.22%
1,857	Naspers Ltd., N Shares	399,903

Switzerland — 4.66%
3,474	Roche Holding AG	840,067

Taiwan — 3.31%
13,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	596,160

United Kingdom — 12.33%
6,288	Croda International Plc	426,226
8,526	InterContinental Hotels Group Plc	530,722
6,370	Rio Tinto Plc	321,315
21,081	St. James’s Place Plc	314,227
11,348	Unilever NV	631,230

		2,223,720

United States — 57.78%
478	Alphabet, Inc., Class A*	576,984
330	Amazon.com, Inc.*	660,990
15,700	Blackstone Group LP (The), MLP	597,856
3,300	Citigroup, Inc.	236,742
5,800	Danaher Corp.	630,228
7,000	EOG Resources, Inc.	892,990
5,012	Estee Lauder Cos, Inc. (The), Class A	728,344

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
7,500	First Republic Bank	$ 720,000
9,750	Fortive Corp.	820,950
4,431	Gartner, Inc.*	702,313
2,900	Incyte Corp.*	200,332
1,500	MarketAxess Holdings, Inc.	267,735
5,300	Microsoft Corp.	606,161
1,700	Mohawk Industries, Inc.*	298,095
2,000	SVB Financial Group*	621,660
7,800	TJX Cos, Inc. (The)	873,756
3,700	UnitedHealth Group, Inc.	984,348

		10,419,484

Total Common Stocks		17,860,428

(Cost $15,317,780)

Investment Company — 0.93%
166,963	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	166,963

Total Investment Company		166,963

(Cost $166,963)

Total Investments		$18,027,391
(Cost $15,484,743)(a) — 99.97%

Other assets in excess of liabilities — 0.03%		6,046

NET ASSETS — 100.00%		$18,033,437

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation
USD	2,174	HKD	16,994	Bank Of New York Mellon	10/3/18	$3

Total						$3

Abbreviations used are defined below:

ADR - American Depositary Receipt

MLP - Master Limited Partnership

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	22.14%
Consumer Discretionary	16.98%
Health Care	14.72%
Information Technology	13.76%
Industrials	12.04%
Consumer Staples	10.30%
Energy	4.95%
Materials	4.15%
Other*	0.96%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

September 30, 2018 (Unaudited)

Shares		Value
Common Stocks — 98.63%
Australia — 3.04%
306,928	Oil Search Ltd.	$2,004,832

Belgium — 4.81%
36,310	Anheuser-Busch InBev NV	3,178,414

Canada — 2.86%
106,400	Encana Corp.	1,394,613
43,700	First Quantum Minerals Ltd.	497,679

		1,892,292

China — 0.69%
17,600	JD.com, Inc., ADR*	459,184

Denmark — 4.33%
24,428	Novo Nordisk A/S, Class B	1,149,706
25,128	Orsted A/S(a)	1,707,521

		2,857,227

France — 4.72%
22,270	Safran SA	3,118,334

Germany — 6.12%
85,779	Deutsche Post AG	3,049,813
4,196	Linde AG	990,914

		4,040,727

Hong Kong — 4.77%
353,000	AIA Group Ltd.	3,147,673

India — 3.83%
26,883	HDFC Bank Ltd., ADR	2,529,690

Ireland — 3.64%
29,696	CRH Plc	971,486
16,965	Paddy Power Betfair Plc	1,433,261

		2,404,747

Japan — 16.26%
136,300	Astellas Pharma, Inc.	2,380,204
61,900	Komatsu Ltd.	1,883,673
62,500	MISUMI Group, Inc.	1,617,156
19,001	Nidec Corp.	2,732,263
10,400	Oriental Land Co. Ltd	1,087,372
11,700	Shin-Etsu Chemical Co. Ltd.	1,034,376

		10,735,044

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
Korea — 0.94%
1,877	LG Chem Ltd.	$618,368

Netherlands — 3.24%
4,409	ASML Holding NV	827,809
101,267	ING Groep NV	1,314,354

		2,142,163

South Africa — 3.18%
9,745	Naspers Ltd., N Shares	2,098,575

Switzerland — 10.18%
3,321	Partners Group Holding AG	2,632,618
16,901	Roche Holding AG	4,086,923

		6,719,541

Taiwan — 5.08%
75,918	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,352,539

Thailand — 2.17%
212,800	Kasikornbank Pcl	1,434,316

United Kingdom — 18.77%
31,211	Croda International Plc	2,115,608
51,841	InterContinental Hotels Group Plc	3,226,973
783,167	Lloyds Banking Group Plc	602,328
14,875	Rio Tinto Plc	750,322
156,256	St. James’s Place Plc	2,329,103
60,591	Unilever NV	3,370,362

		12,394,696

Total Common Stocks		65,128,362

(Cost $60,868,824)

Investment Company — 0.94%
622,818	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Shares	622,818

Total Investment Company		622,818

(Cost $622,818)

Total Investments		$65,751,180
(Cost $61,491,642)(b) — 99.57%

Other assets in excess of liabilities — 0.43%		285,000

NET ASSETS — 100.00%		$66,036,180

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2018 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of September 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation
USD	13,188	HKD	103,076	Bank Of New York Mellon	10/3/18	$20

Total						$20

Abbreviations used are defined below:

ADR - American Depositary Receipt

USD - United States Dollar

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets

Financials	21.18%
Industrials	18.78%
Consumer Discretionary	12.58%
Health Care	11.53%
Materials	10.57%
Consumer Staples	9.92%
Information Technology	6.33%
Energy	5.15%
Utilities	2.59%
Other*	1.37%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund
Assets:
Investments, at value (cost $685,318,125, $5,582,749 and $4,820,427, respectively)	$681,606,124	$5,866,149	$4,398,914
Cash	2,014,640	1,250	—
Foreign currency, at value (cost $1,119,372, $868 and $5,368, respectively)	1,117,268	875	5,313
Interest and dividend receivable	640,342	3,893	6,944
Receivable from advisor	—	15,852	13,973
Receivable for capital shares issued	9,322,159	250	—
Receivable for investments sold	26,437	159	41,648
Unrealized appreciation on forward foreign currency exchange contracts	818	—	5
Prepaid expenses and other assets	37,145	17,256	38,712

Total Assets	694,764,933	5,905,684	4,505,509

Liabilities:
Foreign withholding tax payable	1,280,432	5,131	14,559
Payable for capital shares redeemed	25,632	—	—
Payable for investments purchased	11,657,113	—	37,922
Unrealized depreciation on forward foreign currency exchange contracts	11,235	—	—
Accrued expenses and other payables:
Investment advisory fees	290,796	—	—
Accounting fees	12,637	7,237	7,224
Audit fees	16,154	16,154	19,901
Trustees’ fees	—	21	600
Distribution fees	8,477	7,566	—
Custodian fees	16,435	—	—
Shareholder reports	7,685	—	—
Transfer agent fees	—	—	5,953
Other	11,999	1,178	12,108

Total Liabilities	13,338,595	37,287	98,267

Net Assets	$681,426,338	$5,868,397	$4,407,242

Net Assets Consists of:
Capital	$629,251,561	$5,674,697	$4,983,610
Undistributed net investment income	8,477,724	76,966	77,577
Accumulated net realized gains/(losses) from investment transactions and foreign currency	48,707,052	(163,201)	(231,399)
Net unrealized appreciation/(depreciation) on investments and foreign currency	(5,009,999)	279,935	(422,546)

Net Assets	$681,426,338	$5,868,397	$4,407,242

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2018 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund		RBC Emerging Markets Value Equity Fund
Net Assets
Class A	$13,971,556		$2,736,896	$	N/A
Class I	625,095,427		3,131,501		2,205,690
Class R6	42,359,355		N/A		2,201,552

Total	$681,426,338		$5,868,397		$4,407,242

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,148,514		267,763		N/A
Class I	50,511,001		305,868		250,561
Class R6	3,408,174		N/A		250,000

Total	55,067,689		573,631		500,561

Net Asset Values and Redemption Prices Per Share:
Class A	$12.16		$10.22	$	N/A

Class I	$12.38		$10.24		$8.80

Class R6	$12.43	$	N/A		$8.81

Maximum Offering Price Per Share:
Class A	$12.90		$10.84	$	N/A

Maximum Sales Charge - Class A	5.75%		5.75%		N/A

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2018 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Assets:
Investments, at value (cost $15,484,743 and $61,491,642, respectively)	$18,027,391	$65,751,180
Cash	—	32,805
Foreign currency, at value (cost $6,693 and $59,198, respectively)	6,673	59,217
Interest and dividend receivable	19,785	190,855
Receivable from advisor	1,076	—
Receivable for capital shares issued	—	61,000
Unrealized appreciation on forward foreign currency exchange contracts	3	20
Prepaid expenses and other assets	11,674	20,437

Total Assets	18,066,602	66,115,514

Liabilities:
Foreign withholding tax payable	4,944	6,294
Accrued expenses and other payables:
Investment advisory fees	—	17,912
Accounting fees	7,330	7,739
Audit fees	16,154	16,154
Custodian fees	3,119	7,747
Shareholder reports	—	320
Transfer agent fees	1	20,049
Other	1,617	3,119

Total Liabilities	33,165	79,334

Net Assets	$18,033,437	$66,036,180

Net Assets Consists of:
Capital	$14,901,070	$58,686,417
Undistributed net investment income	39,362	472,385
Accumulated net realized gains from investment transactions and foreign currency	550,370	2,618,709
Net unrealized appreciation on investments and foreign currency	2,542,635	4,258,669

Net Assets	$18,033,437	$66,036,180

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2018 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Net Assets
Class I	$18,018,752	$66,023,357
Class R6	14,685	12,823

Total	$18,033,437	$66,036,180

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class I	1,232,424	5,833,329
Class R6	999	1,128

Total	1,233,423	5,834,457

Net Asset Values and Redemption Prices Per Share:
Class I	$14.62	$11.32

Class R6	$14.70	$11.37

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended

September 30, 2018 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund
Investment Income:
Interest income	$40,522	$750	$15
Dividend income	11,356,961	116,378	112,186
Foreign tax withholding	(1,294,973)	(14,008)	(11,890)

Total Investment Income	10,102,510	103,120	100,311

Expenses:
Investment advisory fees	2,898,974	39,638	20,591
Distribution fees–Class A	36,527	3,617	—
Accounting fees	48,813	29,780	31,582
Audit fees	18,411	18,411	20,381
Custodian fees	171,624	22,257	11,021
Insurance fees	2,842	2,130	89
Legal fees	30,236	346	976
Registrations and filing fees	29,199	17,987	26,544
Shareholder reports	24,521	151	2,129
Transfer agent fees–Class A	20,989	701	—
Transfer agent fees–Class I	134,950	841	5,494
Transfer agent fees–Class R6	666	—	1,822
Trustees’ fees and expenses	24,244	275	772
Tax expense	11,526	8,794	11,250
Offering fees	—	—	41,643
Other fees	15,966	2,423	1,720

Total expenses before fee waiver/reimbursement	3,469,488	147,351	176,014
Expenses waived/reimbursed by:
Advisor	(578,382)	(97,754)	(152,483)

Net expenses	2,891,106	49,597	23,531

Net Investment Income	7,211,404	53,523	76,780

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	9,666,719	85,496	(247,546)
Foreign currency transactions	(407,693)	(4,777)	(8,111)
Foreign tax	(139,815)	(1,039)	—

Net realized gains/(losses)	9,119,211	79,680	(255,657)

Net change in unrealized appreciation/(depreciation) on:
Investments	(58,919,555)	(888,205)	(503,665)
Foreign currency	99,800	(44)	(612)
Foreign currency exchange contracts	(10,417)	—	5
Foreign tax	(467,714)	12,969	(615)

Net unrealized losses	(59,297,886)	(875,280)	(504,887)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended
September 30, 2018 (Unaudited)
	RBC Emerging Markets Equity Fund	RBC Emerging Markets Small Cap Equity Fund	RBC Emerging Markets Value Equity Fund
Change in net assets resulting from operations	$(42,967,271)	$(742,077)	$(683,764)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2018 (Unaudited)

	RBC Global Opportunities Fund	RBC International Opportunities Fund
Investment Income:
Interest income	$461	$1,568
Dividend income	110,561	1,003,157
Foreign tax withholding	(5,130)	(85,568)

Total Investment Income	105,892	919,157

Expenses:
Investment advisory fees	51,908	263,210
Accounting fees	24,585	28,805
Audit fees	18,412	18,411
Custodian fees	5,939	15,185
Insurance fees	2,130	2,130
Legal fees	484	3,322
Registrations and filing fees	19,025	19,853
Shareholder reports	194	943
Transfer agent fees–Class I	2,014	25,952
Transfer agent fees–Class R6	600	589
Trustees’ fees and expenses	466	2,458
Tax expense	1,794	1,925
Other fees	2,450	3,257

Total expenses before fee waiver/reimbursement	130,001	386,040
Expenses waived/reimbursed by:
Advisor	(71,266)	(93,223)

Net expenses	58,735	292,817

Net Investment Income	47,157	626,340

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	356,897	971,734
Foreign currency transactions	(7,607)	(39,380)

Net realized gains	349,290	932,354

Net change in unrealized appreciation/(depreciation) on:
Investments	392,863	(2,001,443)
Foreign currency	(392)	3,065
Foreign currency exchange contracts	3	20

Net unrealized gains/(losses)	392,474	(1,998,358)

Change in net assets resulting from operations	$788,921	$(439,664)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
From Investment Activities
Operations:
Net investment income	$7,211,404	$5,798,250
Net realized gains from investments and foreign currency	9,119,211	39,208,934
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(59,297,886)	32,146,521

Change in net assets resulting from operations	(42,967,271)	77,153,705

Distributions to Class A Shareholders:
From net investment income	—	(394,944)
From net realized gains from investment transactions	—	(16,510)
Distributions to Class I Shareholders:
From net investment income	—	(4,395,030)
From net realized gains from investment transactions	—	(143,402)
Distributions to Class R6 Shareholders:
From net investment income	—	(374,473)
From net realized gains from investment transactions	—	(11,998)

Change in net assets resulting from shareholder distributions	—	(5,336,357)

Capital Transactions:
Proceeds from shares issued	145,670,411	428,669,638
Distributions reinvested	—	4,689,862
Cost of shares redeemed	(70,925,557)	(108,881,276)

Change in net assets resulting from capital transactions	74,744,854	324,478,224

Payment by an affiliate	7,646	1,035,862

Net increase in net assets	31,785,229	397,331,434
Net Assets:
Beginning of period	649,641,109	252,309,675

End of period	$681,426,338	$649,641,109

Undistributed net investment income	$8,477,724	$1,014,432

Share Transactions:
Issued	11,685,163	34,084,020
Reinvested	—	365,021
Redeemed	(5,670,667)	(8,177,330)

Change in shares resulting from capital transactions	6,014,496	26,271,711

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
From Investment Activities
Operations:
Net investment income	$53,523	$42,028
Net realized gains from investments and foreign currency	79,680	66,284
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(875,280)	801,798

Change in net assets resulting from operations	(742,077)	910,110

Distributions to Class A Shareholders:
From net investment income	—	(68,748)
From net realized gains from investment transactions	—	(3,753)
Distributions to Class I Shareholders:
From net investment income	—	(84,303)
From net realized gains from investment transactions	—	(4,214)

Change in net assets resulting from shareholder distributions	—	(161,018)

Capital Transactions:
Proceeds from shares issued	144,822	534,128
Distributions reinvested	—	161,018
Cost of shares redeemed	(369,628)	(140,779)

Change in net assets resulting from capital transactions	(224,806)	554,367

Net increase/(decrease) in net assets	(966,883)	1,303,459
Net Assets:
Beginning of period	6,835,280	5,531,821

End of period	$5,868,397	$6,835,280

Undistributed/(distributions in excess of) net investment income	$76,966	$(98,717)

Share Transactions:
Issued	13,182	47,802
Reinvested	—	14,965
Redeemed	(34,603)	(12,785)

Change in shares resulting from capital transactions	(21,421)	49,982

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Period Ended March 31, 2018(a)
From Investment Activities
Operations:
Net investment income	$76,780	$11,779
Net realized losses from investments and foreign currency	(255,657)	(8,114)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(504,887)	82,341

Change in net assets resulting from operations	(683,764)	86,006

Capital Transactions:
Proceeds from shares issued	5,000	5,000,000
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	5,000	5,000,000

Net increase/(decrease) in net assets	(678,764)	5,086,006
Net Assets:
Beginning of period	5,086,006	—

End of period	$4,407,242	$5,086,006

Undistributed net investment income	$77,577	$6,288

Share Transactions:
Issued	561	500,000
Reinvested	—	—
Redeemed	—	—

Change in shares resulting from capital transactions	561	500,000

(a) For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
From Investment Activities
Operations:
Net investment income	$47,157	$45,479
Net realized gains from investments and foreign currency	349,290	641,518
Net change in unrealized appreciation on investments and foreign currency	392,474	1,236,719

Change in net assets resulting from operations	788,921	1,923,716

Distributions to Class I Shareholders:
From net investment income	—	(57,890)
From net realized gains from investment transactions	—	(309,612)
Distributions to Class R6 Shareholders:
From net investment income	—	(106)
From net realized gains from investment transactions	—	(414)

Change in net assets resulting from shareholder distributions	—	(368,022)

Capital Transactions:
Proceeds from shares issued	6,647,690	2,299,847
Distributions reinvested	—	367,078
Cost of shares redeemed	(652,899)	(85,339)

Change in net assets resulting from capital transactions	5,994,791	2,581,586

Net increase in net assets	6,783,712	4,137,280
Net Assets:
Beginning of period	11,249,725	7,112,445

End of period	$18,033,437	$11,249,725

Undistributed/(distributions in excess of) net investment income	$39,362	$(10,241)

Share Transactions:
Issued	457,128	171,786
Reinvested	—	27,599
Redeemed	(45,394)	(6,347)

Change in shares resulting from capital transactions	411,734	193,038

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Opportunities Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
From Investment Activities
Operations:
Net investment income	$626,340	$531,910
Net realized gains from investments and foreign currency	932,354	2,928,639
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(1,998,358)	5,068,709

Change in net assets resulting from operations	(439,664)	8,529,258

Distributions to Class I Shareholders:
From net investment income	—	(573,719)
From net realized gains from investment transactions	—	(807,197)
Distributions to Class R6 Shareholders:
From net investment income	—	(151)
From net realized gains from investment transactions	—	(192)

Change in net assets resulting from shareholder distributions	—	(1,381,259)

Capital Transactions:
Proceeds from shares issued	2,525,256	39,160,594
Distributions reinvested	—	1,367,841
Cost of shares redeemed	(1,433,939)	(7,448,076)

Change in net assets resulting from capital transactions	1,091,317	33,080,359

Net increase in net assets	651,653	40,228,358
Net Assets:
Beginning of period	65,384,527	25,156,169

End of period	$66,036,180	$65,384,527

Undistributed/(distributions in excess of) net investment income	$472,385	$(108,144)

Share Transactions:
Issued	221,181	3,708,633
Reinvested	—	119,671
Redeemed	(126,424)	(683,755)

Change in shares resulting from capital transactions	94,757	3,144,549

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/18 (Unaudited)	$13.05	0.14	(1.03)	(0.89)	—	—	—	$12.16
Year Ended 3/31/18	10.91	0.10	2.13	2.23	(0.09)	—(b )	(0.09)	13.05
Year Ended 3/31/17	9.81	0.11	1.10	1.21	(0.07)	(0.04)	(0.11)	10.91
Year Ended 3/31/16	10.99	0.07	(1.11)	(1.04)	(0.10)	(0.04)	(0.14)	9.81
Year Ended 3/31/15	10.20	0.07	1.05	1.12	(0.22)	(0.11)	(0.33)	10.99
Period Ended 3/31/14(c)	10.00	—	0.20	0.20	—	—	—	10.20
Class I
Six Months Ended 9/30/18 (Unaudited)	$13.26	0.14	(1.02)	(0.88)	—	—	—	$12.38
Year Ended 3/31/18	11.07	0.15	2.16	2.31	(0.12)	—(b )	(0.12)	13.26
Year Ended 3/31/17	9.95	0.12	1.12	1.24	(0.08)	(0.04)	(0.12)	11.07
Year Ended 3/31/16	11.01	0.06	(1.07)	(1.01)	(0.01)	(0.04)	(0.05)	9.95
Year Ended 3/31/15	10.21	0.09	1.05	1.14	(0.23)	(0.11)	(0.34)	11.01
Period Ended 3/31/14(c)	10.00	0.01	0.20	0.21	—	—	—	10.21
Class R6
Six Months Ended 9/30/18 (Unaudited)	$13.31	0.14	(1.02)	(0.88)	—	—	—	$12.43
Year Ended 3/31/18	11.13	0.15	2.15	2.30	(0.12)	—(b )	(0.12)	13.31
Period Ended 3/31/17(d)	10.08	0.04	1.08	1.12	(0.03)	(0.04)	(0.07)	11.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

	(Selected data for a share outstanding throughout the periods indicated)
			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/18 (Unaudited)	(6.67	)%(c)	$13,972	1.14	%(d)	2.28	%(d)	1.44	%(d)	9%
Year Ended 3/31/18	20.42	%(e)	48,235	1.03	%(f)	0.76%		1.55%		42%
Year Ended 3/31/17	12.42%		5,115	0.98%		1.09%		1.80%		19%
Year Ended 3/31/16	(9.39)%		2,540	1.14	%(g)	0.71%		2.74%		19%
Year Ended 3/31/15	11.17%		2,849	1.45%		0.64%		4.96%		37%
Period Ended 3/31/14(h)	2.00	%(c)	2,550	1.45	%(d)	0.04	%(d)	8.77	%(d)	11%
Class I
Six Months Ended 9/30/18 (Unaudited)	(6.49	)%(c)	$625,095	0.88	%(d)	2.22	%(d)	1.06	%(d)	9%
Year Ended 3/31/18	20.81	%(e)	556,822	0.78	%(f)	1.20%		1.18%		42%
Year Ended 3/31/17	12.56%		223,971	0.73%		1.18%		1.30%		19%
Year Ended 3/31/16	(9.18)%		75,250	0.75	%(g)	0.62%		1.89%		19%
Year Ended 3/31/15	11.38%		4,017	1.20%		0.87%		4.65%		37%
Period Ended 3/31/14(h)	2.10	%(c)	2,551	1.20	%(d)	0.29	%(d)	8.52	%(d)	11%
Class R6
Six Months Ended 9/30/18 (Unaudited)	(6.47	)%(c)	$42,359	0.88	%(d)	2.25	%(d)	1.01	%(d)	9%
Year Ended 3/31/18	20.63	%(e)	44,584	0.77	%(f)	1.16%		1.09%		42%
Period Ended 3/31/17(i)	11.20	%(c)	23,224	0.73	%(d)	0.95	%(d)	1.28	%(d)	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	Includes a payment made by the sub-advisor (see Note 3). The impact of the payment to total returns for each class is 0.17%.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Beginning January 2, 2018, the net operating expenses were contractually limited to 1.13%, 0.88% and 0.88% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(g)

Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% and 0.725% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2016.

(h)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

(i)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/18 (Unaudited)	$11.48	0.08	(1.34)	(1.26)	—	—	—	$10.22
Year Ended 3/31/18	10.15	0.06	1.54	1.60	(0.26)	(0.01)	(0.27)	11.48
Year Ended 3/31/17	9.35	0.06	1.14	1.20	(0.40)	—	(0.40)	10.15
Year Ended 3/31/16	10.49	0.12	(1.16)	(1.04)	(0.02)	(0.08)	(0.10)	9.35
Year Ended 3/31/15	10.37	0.03	0.44	0.47	(0.20)	(0.15)	(0.35)	10.49
Period Ended 3/31/14(b)	10.00	0.04	0.33	0.37	—	—	—	10.37
Class I
Six Months Ended 9/30/18 (Unaudited)	$11.49	0.10	(1.35)	(1.25)	—	—	—	$10.24
Year Ended 3/31/18	10.15	0.09	1.55	1.64	(0.29)	(0.01)	(0.30)	11.49
Year Ended 3/31/17	9.35	0.08	1.15	1.23	(0.43)	—	(0.43)	10.15
Year Ended 3/31/16	10.49	0.14	(1.15)	(1.01)	(0.05)	(0.08)	(0.13)	9.35
Year Ended 3/31/15	10.37	0.06	0.44	0.50	(0.23)	(0.15)	(0.38)	10.49
Period Ended 3/31/14(b)	10.00	0.05	0.32	0.37	—	—	—	10.37

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Small Cap Equity Fund

	(Selected data for a share outstanding throughout the periods indicated)
			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/18 (Unaudited)	(11.36	)%(c)	$2,737	1.70	%(d)	1.55	%(d)	4.80	%(d)	15%
Year Ended 3/31/18	16.53%		3,070	1.77	%(e)	0.55%		4.66%		26%
Year Ended 3/31/17	13.24%		2,625	1.85%		0.57%		5.02%		38%
Year Ended 3/31/16	(9.86)%		2,319	1.85%		1.25%		5.42%		34%
Year Ended 3/31/15	4.64%		2,719	1.85%		0.31%		5.58%		32%
Period Ended 3/31/14(f)	3.70	%(c)	2,592	1.85	%(d)	1.49	%(d)	8.96	%(d)	19%
Class I
Six Months Ended 9/30/18 (Unaudited)	(11.27	)%(c)	$3,132	1.45	%(d)	1.81	%(d)	4.53	%(d)	15%
Year Ended 3/31/18	16.89%		3,766	1.52	%(e)	0.81%		4.43%		26%
Year Ended 3/31/17	13.53%		2,907	1.60%		0.84%		4.76%		38%
Year Ended 3/31/16	(9.60)%		2,347	1.60%		1.50%		5.17%		34%
Year Ended 3/31/15	4.93%		2,724	1.60%		0.56%		5.32%		32%
Period Ended 3/31/14(f)	3.70	%(c)	2,594	1.60	%(d)	1.74	%(d)	8.71	%(d)	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning October 2, 2017, the net operating expenses were contractually limited to 1.70% and 1.45% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(f)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

	(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/18 (Unaudited)	$10.17	0.15	(1.52)	(1.37)	—	$ 8.80
Period Ended 3/31/18(b)	10.00	0.02	0.15	0.17	—	10.17
Class R6
Six Months Ended 9/30/18 (Unaudited)	$10.17	0.15	(1.51)	(1.36)	—	$ 8.81
Period Ended 3/31/18(b)	10.00	0.02	0.15	0.17	—	10.17

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

	(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/18 (Unaudited)	(13.64	)%(b)	$2,206	1.03	%(c)(d)	3.25	%(c)	7.67	%(c)	41%
Period Ended 3/31/18(e)	1.90	%(b)	2,543	1.11	%(c)	1.75	%(c)	9.98	%(c)	27%
Class R6
Six Months Ended 9/30/18 (Unaudited)	(13.54	)%(b)	$2,202	0.97	%(c)(d)	3.31	%(c)	7.36	%(c)	41%
Period Ended 3/31/18(e)	1.90	%(b)	2,543	1.06	%(c)	1.80	%(c)	9.60	%(c)	27%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.95% and 0.88% of average daily net assets for Class i and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

(e)	For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/18 (Unaudited)	$13.69	0.05		0.88	0.93	—	—	—	$14.62
Year Ended 3/31/18	11.31	0.07		2.82	2.89	(0.08)	(0.43)	(0.51)	13.69
Year Ended 3/31/17	10.12	0.07		1.20	1.27	(0.08)	—	(0.08)	11.31
Year Ended 3/31/16	10.31	0.05		(0.12)	(0.07)	(0.12)	—	(0.12)	10.12
Period Ended 3/31/15(b)	10.00	0.01		0.30	0.31	—(c )	—	—(c )	10.31
Class R6
Six Months Ended 9/30/18 (Unaudited)	$13.77	0.06		0.87	0.93	—	—	—	$14.70
Year Ended 3/31/18	11.39	0.07		2.85	2.92	(0.11)	(0.43)	(0.54)	13.77
Period Ended 3/31/17(d)	10.42	—(c	)	0.97	0.97	—	—	—	11.39

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(c)	Less than $0.01 or $(0.01) per share.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

	(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/18 (Unaudited)	6.79	%(b)	$18,019	0.86	%(c)	0.69	%(c)	1.89	%(c)	6%
Year Ended 3/31/18	25.71%		11,236	0.94	%(d)	0.50%		2.52%		30%
Year Ended 3/31/17	12.58%		7,102	1.05%		0.65%		3.26%		36%
Year Ended 3/31/16	(0.63)%		5,197	1.05%		0.48%		3.97%		34%
Period Ended 3/31/15(e)	3.13	%(b)	5,155	1.05	%(c)	0.19	%(c)	3.46	%(c)	11%
Class R6
Six Months Ended 9/30/18 (Unaudited)	6.83	%(b)	$ 15	0.81	%(c)	0.77	%(c)	10.23	%(c)	6%
Year Ended 3/31/18	25.80%		14	0.90	%(d)	0.56%		30.59%		30%
Period Ended 3/31/17(f)	9.31	%(b)	11	1.00	%(c)	0.10	%(c)	77.25	%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.86% and 0.81% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(e)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(f)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

		(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 9/30/18 (Unaudited)	$11.39	0.11	(0.18)	(0.07)	—	—	—	$11.32
Year Ended 3/31/18	9.69	0.11	1.88	1.99	(0.12)	(0.17)	(0.29)	11.39
Year Ended 3/31/17	9.47	0.09	0.18	0.27	(0.05)	—	(0.05)	9.69
Year Ended 3/31/16	10.21	0.12	(0.69)	(0.57)	(0.17)	—	(0.17)	9.47
Period Ended 3/31/15(b)	10.00	0.02	0.19	0.21	—(c )	—	—(c )	10.21
Class R6
Six Months Ended 9/30/18 (Unaudited)	$11.44	0.11	(0.18)	(0.07)	—	—	—	$11.37
Year Ended 3/31/18	9.74	0.13	1.88	2.01	(0.14)	(0.17)	(0.31)	11.44
Period Ended 3/31/17(d)	9.11	0.02	0.61	0.63	—	—	—(c )	9.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(c)	Less than $0.01 or $(0.01) per share.

(d)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

	(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 9/30/18 (Unaudited)	(0.79	)%(b)	$66,023	0.89	%(c)	1.90	%(c)	1.17	%(c)	11%
Year Ended 3/31/18	20.82%		65,372	0.94	%(d)	1.03%		1.32%		45%
Year Ended 3/31/17	2.85%		25,145	1.00%		0.99%		1.84%		38%
Year Ended 3/31/16	(5.52)%		5,483	1.00%		1.23%		3.92%		35%
Period Ended 3/31/15(e)	2.12	%(b)	5,308	1.00	%(c)	0.59	%(c)	3.50	%(c)	8%
Class R6
Six Months Ended 9/30/18 (Unaudited)	(0.70	)%(b)	$ 13	0.84	%(c)	1.96	%(c)	10.20	%(c)	11%
Year Ended 3/31/18	20.75%		13	0.89	%(d)	1.14%		30.23%		45%
Period Ended 3/31/17(f)	6.96	%(b)	11	0.95	%(c)	0.46	%(c)	77.08	%(c)	38%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.89% and 0.84% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(e)	For the period from December 3, 2014 (commencement of operations) to March 31, 2015.

(f)	For the period from November 22, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

Emerging Markets Equity Fund offers three share classes: Class A, Class R6 and Class I shares.

Emerging Markets Small Cap Equity Fund offers two share classes: Class A and Class I shares. Emerging Markets Value Equity Fund, Global Opportunities Fund and International Opportunities Fund each offer two share classes: Class I and Class R6 shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM (UK)” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

NOTES TO FINANCIAL STATEMENTS

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Assets:
Investments in Securities
Common Stocks
Argentina	$3,644,119	$—	$—	$3,644,119
Bangladesh	—	4,670,603	—	4,670,603
Brazil	35,497,452	—	—	35,497,452
Chile	—	19,684,934	—	19,684,934
China	23,008,415	75,254,086	—	98,262,501
Hong Kong	—	30,749,109	—	30,749,109
India	13,877,126	62,692,139	—	76,569,265
Indonesia	—	23,071,207	—	23,071,207
Japan	—	15,104,817	—	15,104,817
Korea	—	50,351,603	—	50,351,603
Luxembourg	6,054,123	—	—	6,054,123
Malaysia	—	6,735,532	—	6,735,532
Mexico	15,033,109	—	—	15,033,109
Nigeria	—	4,793,566	—	4,793,566
Peru	17,435,933	—	—	17,435,933
Philippines	—	18,035,051	—	18,035,051
South Africa	—	83,996,221	—	83,996,221
Taiwan	—	80,656,075	—	80,656,075
Thailand	—	19,473,779	—	19,473,779
Turkey	—	8,057,083	—	8,057,083
United Kingdom	—	24,292,228	—	24,292,228
United States	—	10,186,331	—	10,186,331
Investment Company	26,644,562	—	—	26,644,562
Preferred Stocks	—	2,606,921	—	2,606,921
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	818	—	818

Total Assets	$141,194,839	$540,412,103	$—	$681,606,942

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(11,235)	$—	$(11,235)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Small Cap Equity Fund Assets:
Investments in Securities
Equity Linked Security	$—	$121,950	$—	$121,950
Common Stocks
Bangladesh	—	103,026	—	103,026
Brazil	418,670	—	—	418,670
Chile	279,357	—	—	279,357
China	—	585,422	—	585,422
Egypt	60,812	—	—	60,812
Hong Kong	—	48,423	—	48,423
India	—	1,115,644	—	1,115,644
Indonesia	—	123,776	—	123,776
Korea	—	435,593	—	435,593
Malaysia	—	118,357	—	118,357
Mexico	211,787	—	—	211,787
Nigeria	—	57,891	—	57,891
Pakistan	—	72,047	—	72,047
Philippines	—	230,080	60,351	290,431
South Africa	—	237,727	—	237,727
Sri Lanka	—	104,089	—	104,089
Taiwan	—	558,351	—	558,351
Thailand	—	388,374	—	388,374
United States	—	140,557	—	140,557
Investment Company	292,747	—	—	292,747
Preferred Stocks	—	101,118	—	101,118

Total Assets	$1,263,373	$4,542,425	$60,351	$5,866,149

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund Assets:
Investments in Securities
Common Stocks
Bangladesh	$—	$33,707	$—	$33,707
Brazil	165,661	—	—	165,661
Chile	28,834	—	—	28,834
China	181,236	1,108,403	—	1,289,639
Colombia	29,391	—	—	29,391
Egypt	—	36,951	—	36,951
Hong Kong	—	222,145	—	222,145
Hungary	—	118,147	—	118,147
India	—	383,177	—	383,177
Indonesia	—	116,768	—	116,768
Korea	—	610,065	—	610,065
Luxembourg	45,435	—	—	45,435
Mexico	69,109	—	—	69,109
Pakistan	—	25,721	—	25,721
Poland	—	26,641	—	26,641
Russia	—	244,053	—	244,053
Saudi Arabia	—	38,203	—	38,203
South Africa	—	190,229	—	190,229
Taiwan	—	378,496	—	378,496
Thailand	—	61,276	—	61,276
Turkey	—	73,297	—	73,297
Investment Company	13,593	—	—	13,593
Preferred Stocks	198,376	—	—	198,376
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	5	—	5

Total Assets	$731,635	$3,667,284	$—	$4,398,919

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Assets:
Investments in Securities
Common Stocks
Belgium	$—	$497,727	$—	$497,727
Germany	—	490,791	—	490,791
Hong Kong	—	518,947	—	518,947
India	715,160	—	—	715,160
Ireland	—	298,311	—	298,311
Japan	—	860,158	—	860,158
South Africa	—	399,903	—	399,903
Switzerland	—	840,067	—	840,067
Taiwan	596,160	—	—	596,160
United Kingdom	—	2,223,720	—	2,223,720
United States	10,419,484	—	—	10,419,484
Investment Company	166,963	—	—	166,963
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	3	—	3

Total Assets	$11,897,767	$6,129,627	$—	$18,027,394

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Assets:
Investments in Securities
Common Stocks
Australia	$—	$2,004,832	$—	$2,004,832
Belgium	—	3,178,414	—	3,178,414
Canada	1,892,292	—	—	1,892,292
China	459,184	—	—	459,184
Denmark	—	2,857,227	—	2,857,227
France	—	3,118,334	—	3,118,334
Germany	—	4,040,727	—	4,040,727
Hong Kong	—	3,147,673	—	3,147,673
India	2,529,690	—	—	2,529,690
Ireland	—	2,404,747	—	2,404,747
Japan	—	10,735,044	—	10,735,044
Korea	—	618,368	—	618,368
Netherlands	—	2,142,163	—	2,142,163
South Africa	—	2,098,575	—	2,098,575
Switzerland	—	6,719,541	—	6,719,541
Taiwan	3,352,539	—	—	3,352,539
Thailand	—	1,434,316	—	1,434,316
United Kingdom	—	12,394,696	—	12,394,696
Investment Company	622,818	—	—	622,818
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	20	—	20

Total Assets	$8,856,523	$56,894,677	$—	$65,751,200

NOTES TO FINANCIAL STATEMENTS

The Funds, other than Emerging Markets Equity Fund did not have any liabilities that were measured at fair value on a recurring basis at September 30, 2018.

During the period ended September 30, 2018, the Funds recognized no transfers to/from Level 1 or Level 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Emerging Markets Small Cap Equity Fund
Preferred Stocks– (Philippines)
Balance as of 3/31/18(value)	$111
Change in unrealized appreciation (depreciation)	60,240

Balance as of 9/30/18(value)	$60,351

The Funds’ assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Level 3 security shown above include the subscription price paid by the Fund when the preferred shares were received and security-specific characteristics, including whether it may be converted into common shares. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement.

Financial Instruments:

Repurchase Agreements:

The Funds, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2018.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the

NOTES TO FINANCIAL STATEMENTS

expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes, partnership transactions and non-deductible expenses.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Equity Fund*	0.80%
Emerging Markets Small Cap Equity Fund	1.25%
Emerging Markets Value Equity Fund*	0.80%
Global Opportunities Fund**	0.76%
International Opportunities Fund	0.80%

* Prior to July 2, 2018, the annual rate for Emerging Markets Equity Fund and Emerging Markets Value Equity Fund was 0.95%

** Prior to October 2, 2017, the annual rate for Global Opportunities Fund was 0.85%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund*	1.13%	0.88%	0.88%
Emerging Markets Small Cap Equity Fund**	1.70%	1.45%	N/A
Emerging Markets Value Equity Fund	N/A	1.11%	1.06%
Global Opportunities Fund***	N/A	0.86%	0.81%

NOTES TO FINANCIAL STATEMENTS

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
International Opportunities Fund****	N/A	0.89%	0.84%

* Prior to January 2, 2018, the annual rate for Emerging Markets Equity Fund under the expense limitation agreement was 0.975% for Class A, 0.725% for Class I and 0.725% for Class R6.

** Prior to October 2, 2017, the annual rate for Emerging Markets Small Cap Equity Fund under the expense limitation agreement was 1.85% for Class A, and 1.60% for Class I.

*** Prior to October 2, 2017, the annual rate for Global Opportunities Fund under the expense limitation agreement was 1.05% for Class I, and 1.00% for Class R6.

**** Prior to October 2, 2017, the annual rate for International Opportunities Fund under the expense limitation agreement was 1.00% for Class I, and 0.95% for Class R6.

This expense limitation agreement is in place until July 31, 2020 (September 30, 2020 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM (US) prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM (US) at the expiration of any one-year period. Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made .by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

At September 30, 2018, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/16	FYE 3/31/17	FYE 3/31/18	FYE 3/31/19	Total
Emerging Markets Equity Fund	$257,548	$785,515	$2,019,686	$578,382	$3,641,131
Emerging Markets Small Cap Equity Fund	98,299	159,332	176,300	97,754	531,685
Emerging Markets Value Equity Fund	—	—	57,844	152,483	210,327
Global Opportunities Fund	67,525	129,225	146,186	71,266	414,202
International Opportunities Fund	73,153	152,817	199,478	93,233	518,681

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment. There were no voluntary waivers for the period ended September 30, 2018.

The Funds are sub-advised by RBC GAM (UK), which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000 ($58,000 effective October 1, 2018). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital to provide the Fund with each of the Fund’s initial investment assets. The table below shows, as of September 30, 2018, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets Small Cap Equity Fund	$5,868,397	532,287	92.8%
Emerging Markets Value Equity Fund	$4,407,242	500,000	100.0%
Global Opportunities Fund	$18,033,437	530,737	43.0%
International Opportunities Fund	$66,036,180	968,915	16.6%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%	*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2018, there were no fees waived by the Distributor.

For the period ended September 30, 2018, the Distributor received commissions of $795 front-end sales charges of Class A shares, of the Funds, of which $160 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the period ended September 30, 2018.

NOTES TO FINANCIAL STATEMENTS

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2018 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$117,006,220	$55,151,422
Emerging Markets Small Cap Equity Fund	904,724	1,251,924
Emerging Markets Value Equity Fund	1,992,212	1,925,548
Global Opportunities Fund	6,960,026	857,892
International Opportunities Fund	8,815,829	7,239,309

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,132,621	$57,250,786	$9,499	$29,740
Distributions reinvested	—	406,738	—	72,501
Cost of shares redeemed	(32,445,001)	(19,744,150)	(4,333)	(9,734)

Change in Class A	$(31,312,380)	$37,913,374	$5,166	$92,507

Class I
Proceeds from shares issued	$141,587,586	$355,734,610	$135,323	$504,388
Distributions reinvested	—	3,896,653	—	88,517
Cost of shares redeemed	(36,172,470)	(89,008,238)	(365,295)	(131,045)

Change in Class I	$105,415,116	$270,623,025	$(229,972)	$461,860

Class R6
Proceeds from shares issued	$2,950,204	$15,684,242	$—	$—
Distributions reinvested	—	386,471	—	—
Cost of shares redeemed	(2,308,086)	(128,888)	—	—

Change in Class R6	$642,118	$15,941,825	$—	$—

Change in net assets resulting from capital transactions	$74,744,854	$324,478,224	$(224,806)	$554,367

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets Small Cap Equity Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
SHARE TRANSACTIONS:
Class A
Issued	90,879	4,714,431	878	2,717
Reinvested	—	32,102	—	6,738
Redeemed	(2,638,483)	(1,519,205)	(396)	(860)

Change in Class A	(2,547,604)	3,227,328	482	8,595

Class I
Issued	11,354,639	28,127,728	12,304	45,085
Reinvested	—	303,006	—	8,227
Redeemed	(2,851,727)	(6,647,984)	(34,207)	(11,925)

Change in Class I	8,502,912	21,782,750	(21,903)	41,387

Class R6
Issued	239,645	1,241,861	—	—
Reinvested	—	29,913	—	—
Redeemed	(180,457)	(10,141)	—	—

Change in Class R6	59,188	1,261,633	—	—

Change in shares resulting from capital transactions	6,014,496	26,271,711	(21,421)	49,982

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Period Ended March 31, 2018(a)	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$5,000	$2,500,000	$6,647,690	$2,299,847
Distributions reinvested	—	—	—	366,557
Cost of shares redeemed	—	—	(652,899)	(85,339)

Change in Class I	$5,000	$2,500,000	$5,994,791	$2,581,065

Class R6
Proceeds from shares issued	$—	$2,500,000	$—	$—
Distributions reinvested	—	—	—	521

Change in Class R6	$—	$2,500,000	$—	$521

Change in net assets resulting from capital transactions	$5,000	$5,000,000	$5,994,791	$2,581,586

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Period Ended March 31, 2018(a)	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
SHARE TRANSACTIONS:
Class I
Issued	561	250,000	457,128	171,786
Reinvested	—	—	—	27,560
Redeemed	—	—	(45,394)	(6,347)

Change in Class I	561	250,000	411,734	192,999

Class R6
Issued	—	250,000	—	—
Reinvested	—	—	—	39

Change in Class R6	—	250,000	—	39

Change in shares resulting from capital transactions	561	500,000	411,734	193,038

(a) For the period from February 9, 2018 (commencement of operations) to March 31, 2018.

	International Opportunities Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$2,525,256	$39,160,594
Distributions reinvested	—	1,367,498
Cost of shares redeemed	(1,433,939)	(7,448,076)

Change in Class I	$1,091,317	$33,080,016

Class R6
Distributions reinvested	$—	$343

Change in Class R6	$—	$343

Change in net assets resulting from capital transactions	$1,091,317	$33,080,359

NOTES TO FINANCIAL STATEMENTS

	International Opportunities Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
SHARE TRANSACTIONS:
Class I
Issued	221,181	3,708,633
Reinvested	—	119,641
Redeemed	(126,424)	(683,755)

Change in Class I	94,757	3,144,519

Class R6
Reinvested	—	30

Change in Class R6	—	30

Change in shares resulting from capital transactions	94,757	3,144,549

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended March 31 of the years 2016 , 2017 and 2018 for Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund and for the period ending March 31, 2018 for the Emerging Markets Value Equity Fund), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$688,291,540	$59,919,971	$(66,605,387)	$(6,685,416)
Emerging Markets Small Cap Equity Fund	5,589,328	961,355	(684,534)	276,821
Emerging Markets Value Equity Fund	4,831,629	130,551	(563,266)	(432,715)
Global Opportunities Fund	15,498,182	3,044,941	(515,732)	2,529,209
International Opportunities Fund	61,740,537	6,375,166	(2,364,523)	4,010,643

NOTES TO FINANCIAL STATEMENTS

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales, passive foreign investment company mark-to-market adjustment and cumulative partnership basis adjustment.

The tax character of distributions during the year ended March 31, 2018 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$5,164,447	$171,910	$5,336,357	$5,336,357
Emerging Markets Small Cap Equity Fund	153,053	7,965	161,018	161,018
Emerging Markets Value Equity Fund	—	—	—	—
Global Opportunities Fund	245,284	122,738	368,022	368,022
International Opportunities Fund	784,018	597,241	1,381,259	1,381,259

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2019.

During the year ended September 30, 2018, the Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and the International Opportunities Fund utilized capital losses in the amount of $55,578, $41,327 and $381,286, respectively.

As of March 31, 2018, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets Small Cap Fund deferred long-term qualified late-year capital losses of $(4,893) and short-term qualified late-year capital losses of $18,804 which will be treated as arising on the first business day of the year ended March 31, 2019.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended September 30, 2018, redemption fees were collected by the Emerging Markets Equity Fund, and Global Opportunities Fund in the amount of $207 and $2, respectively. There were no redemption fees collected by the other funds. Redemption fees collected by the Funds are included in the cost of shares redeemed on the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2018, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	1	20.3%
Global Opportunities Fund	2	43.5%
International Opportunities Fund	1	79.4%

Significant transactions by these shareholders may impact the Funds’ performance.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Pursuant to Internal Revenue Code Section 852 (b)(3), Emerging Markets Equity Fund, Emerging Markets Small Cap Equity Fund, Global Opportunities Fund and International Opportunities Fund reported $36,980,323, $7,965, $310,885, and $1,915,527, respectively, as Long-term capital gain distributions for the year ended March 31, 2018. The amount for Emerging Markets Equity Fund has been revised to include $1,940,271 of earnings and profits distributed to shareholders on redemptions.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, offered by Emerging Markets Equity Fund and Emerging Markets Small Cap Equity Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum upfront sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds except Emerging Markets Small Cap Equity Fund and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period* 4/1/18–9/30/18	Annualized Expense Ratio During Period 4/1/18–9/30/18
Emerging Markets Equity Fund
Class A	$1,000.00	$ 933.30	$5.48	1.13%
Class I	1,000.00	935.10	4.27	0.88%
Class R6	1,000.00	935.30	4.27	0.88%
Emerging Markets Small Cap Equity Fund
Class A	1,000.00	886.40	8.04	1.70%
Class I	1,000.00	887.30	6.86	1.45%
Emerging Markets Value Equity Fund
Class I	1,000.00	883.60	4.81	1.03%
Class R6	1,000.00	864.60	4.53	0.97%
Global Opportunities Fund
Class I	1,000.00	1,067.90	4.46	0.86%
Class R6	1,000.00	1,068.30	4.20	0.81%
International Opportunities Fund
Class I	1,000.00	992.10	4.44	0.89%
Class R6	1,000.00	993.00	4.20	0.84%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period* 4/1/18-9/30/18	Annualized Expense Ratio During Period 4/1/18-9/30/18
Emerging Markets Equity Fund
	Class A	$1,000.00	$1,019.40	$5.72	1.13%
	Class I	1,000.00	1,020.66	4.46	0.88%
	Class R6	1,000.00	1,020.66	4.46	0.88%
Emerging Markets Small Cap Equity Fund
	Class A	1,000.00	1,016.55	8.59	1.70%
	Class I	1,000.00	1,017.80	7.33	1.45%
Emerging Markets Value Equity Fund
	Class I	1,000.00	1,019.90	5.22	1.03%
	Class R6	1,000.00	1,020.21	4.91	0.97%
Global Opportunities Fund
	Class I	1,000.00	1,020.76	4.36	0.86%
	Class R6	1,000.00	1,021.01	4.10	0.81%
International Opportunities Fund
	Class I	1,000.00	1,020.61	4.51	0.89%
	Class R6	1,000.00	1,020.86	4.26	0.84%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In September 2018, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor and sub-advisory agreements with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year as well as information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management teams, as well as senior investment professionals, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor and Sub-Advisor, including information regarding each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board, as well as custom peer group information designed to align more closely with the Funds’ specific investment strategies.

The Trustees were informed that that both the RBC Emerging Markets Equity Fund and the RBC International Opportunities Fund had seen improvements in their recent performance since the finalization of the reports in the Board Materials. With respect to the RBC Emerging Markets Small Cap Equity Fund, it was also noted that the Fund’s categorization by Morningstar was the broader Diversified Emerging Markets category as there was no emerging markets small-cap category. It was noted that, due to its recent inception, the RBC Emerging Markets Value Equity Fund had not yet accumulated any meaningful performance data.

The Trustees reviewed the Funds’ expense structure and advisory fees, including information regarding other client accounts advised or sub-advised by the Sub-Advisor with investment objectives similar to those of the Funds, including advisory fees paid and the reasons for the differences in fees. The Trustees considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees evaluated profitability data for the Advisor and Sub-Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees were informed that only the RBC Emerging Markets Small Cap Equity Fund had total net expenses in the bottom quartile of its peer group and that this was based on the expenses reflected in the Fund’s annual report and did not include the revised expense limitation included in the Fund’s current prospectus, which was 0.05% lower. It was noted that had the expense ratio from the prospectus been used, the Fund’s expenses would have placed it in the second quartile relative to its peer group. Similarly, with respect to the RBC Emerging Markets Value Equity Fund and RBC Global Opportunities Fund, the Trustees were informed that if more recently calculated expense ratios had been used, the Funds’ rankings relative to their peers would have been improved. While no fee breakpoints were perceived to be warranted, the Trustees noted that they would continue to evaluate fee and expense levels and breakpoints going forward as profitability and economies of scale information for the Funds is developed over time.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

In considering the nature and quality of services provided by the Sub-Advisor to the Funds, the Trustees considered the Sub-Advisor’s investment strategy and demonstrated capabilities with respect to fundamental analysis, its significant expertise with regard to evaluating environmental, social and governance (ESG) factors, and geographic expertise. The Trustees also considered the qualifications and experience of the Sub-Advisor’s staff as well as its operational and compliance structure and systems, and the Advisor’s expertise in coordinating and overseeing the investment management and related operations of the Funds. The Trustees expressed confidence in the investment teams of the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees concluded that the Funds’ advisory and sub-advisory fees payable to the Advisor and Sub-Advisor, respectively, were fair and reasonable in light of: the nature and quality of the services provided; the fees charged on other comparable funds sub-advised by the Sub-Advisor; the complex nature of the jurisdictions where the underlying investments originate, which span a number of emerging market countries; the value of the Funds to investors; and the size of the accounts. The Trustees determined that the fees were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

This Page Intentionally Left Blank

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2018.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EM SAR 09-18

Semi-Annual Report
For the six months ended September 30, 2018
RBC Short Duration Fixed Income Fund RBC Ultra-Short Fixed Income Fund

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- RBC Short Duration Fixed Income Fund	3
	- RBC Ultra-Short Fixed Income Fund	4
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	20
	- Statements of Operations	22
	- Statements of Changes in Net Assets	23
	Financial Highlights	25
	Notes to Financial Statements	29
	Other Federal Income Tax Information	41
	Share Class Information	42
	Supplemental Information	43
	Approval of Investment Advisory Agreement	45

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brandon T. Swensen, CFA Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of September 30, 2018 (Unaudited)

RBC Short Duration Fixed Income Fund
Class A
- At Net Asset Value	0.57%	1.58%	1.50%	0.45%	1.71%
Class I
- At Net Asset Value	0.68%	1.72%	1.60%	0.35%	0.99%

ICE BofAML 1-3 Year U.S. Corporate & Government Index(d)	0.27%	0.74%	0.81%
RBC Ultra-Short Fixed Income Fund
Class A
- At Net Asset Value	1.50%	1.67%	1.33%	0.39%	1.54%
Class I
- At Net Asset Value	1.50%	1.71%	1.39%	0.29%	1.08%

ICE BofAML U.S.
1-Year Treasury Bill Index(d)	1.20%	0.84%	0.64%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The inception date (commencement date) is March 3, 2014 for Class A shares and December 30, 2013 for Class I shares. The performance in the table for the Class A shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception.

(b)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until July 31, 2020. For Ultra-Short Fixed Income Fund, effective October 2, 2017, the annual rate under the expense limitation agreement is 0.38% for Class A and 0.28% for Class I. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2018.

(c)	The Fund’s expenses reflect the most recent year end (March 31, 2018).

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The ICE BofAML 1-3 Year U.S. Corporate/Government Bond Index is an unmanaged index that tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market with a remaining term to final maturity less than 3 years, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.

The ICE BofAML 1-Year U.S. Treasury Bill Index is an unmanaged index tracking U.S. government securities with 1 year remaining to maturity.

2

FUND STATISTICS (UNAUDITED)
RBC Short Duration Fixed Income Fund
Current income consistent with preservation of capital.				Investment Objective
ICE BofAML 1-3 Year US Corporate & Government Index				Benchmark
				Asset Allocation as of 9/30/18 (% of Fund’s investments)

Morgan Stanley, MTN, 2.75%, 5/19/22	1.55%	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	1.20%	Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)
Exelon Corp., 2.45%, 4/15/21	1.36%	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	1.19%
World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	1.36%	Citigroup, Inc., 2.70%, 3/30/21	1.18%
		Bank of America Corp., (LIBOR USD 3-Month +	1.18%
CVS Health Corp., 2.13%, 6/1/21	1.35%	0.630%), MTN, 2.33%, 10/1/21
Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	1.20%
Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.81%, 1/10/23	1.20%
*A listing of all portfolio holdings can be found beginning on page 5
				Growth of $10,000 Initial Investment Since Inception (12/30/13)

The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

3

	FUND STATISTICS (UNAUDITED)
	RBC Ultra-Short Fixed Income Fund
Investment Objective	Current income consistent with preservation of capital.
Benchmark	ICE BofAML US 1-Year Treasury Bill Index
Asset Allocation as of 9/30/18 (% of Fund’s investments)

Top Ten Holdings (excluding investment companies) (as of 9/30/18) (% of Fund’s net assets)	U.S. Treasury Notes, 1.00%, 9/30/19	1.99%	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.29%, 7/15/21	1.17%
	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 3.06%, 2/23/23	1.54%	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	1.16%
	Kraft Heinz Foods Co., 5.38%, 2/10/20	1.38%	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	1.16%
	Williams Partners LP, 5.25%, 3/15/20	1.38%
	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10%, 6/15/21	1.33%	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	1.15%
	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	1.17%
	*A listing of all portfolio holdings can be found beginning on page 12
Growth of $10,000 Initial Investment Since Inception (12/30/13)
	The graph reflects an initial investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

September 30, 2018 (Unaudited)

Principal Amount		Value
Corporate Bonds — 68.67%
Basic Materials — 0.40%
$100,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$100,501

Communications — 4.89%
196,000	21st Century Fox America, Inc., 7.75%, 1/20/24	231,809
150,000	AT&T, Inc., (LIBOR USD 3-Month + 1.180%), 3.51%, 6/12/24(a)	150,675
250,000	Discovery Communications LLC, 2.95%, 3/20/23	239,112
100,000	Discovery Communications LLC, 4.38%, 6/15/21	101,905
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	300,027
200,000	Verizon Communications, Inc., 3.00%, 11/1/21	198,015

		1,221,543

Consumer, Cyclical — 5.48%
275,000	Delta Air Lines, Inc., 2.88%, 3/13/20	272,775
150,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	148,124
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	197,162
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	249,443
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 3.08%, 9/28/22(a),(b)	250,401
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	248,977

		1,366,882

Consumer, Non-cyclical — 13.25%
50,000	Allergan Funding SCS, 3.00%, 3/12/20	49,938
100,000	Allergan Funding SCS, 3.45%, 3/15/22	99,330
150,000	Amgen, Inc., 2.65%, 5/11/22	145,677
75,000	Baxalta, Inc., 2.88%, 6/23/20	74,378
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	199,536
100,000	Becton Dickinson and Co., 2.40%, 6/5/20	98,482
200,000	Becton Dickinson and Co., 2.89%, 6/6/22	194,449
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.35%, 6/6/22(a)	125,693
100,000	Cardinal Health, Inc., 2.40%, 11/15/19	99,226
150,000	Cardinal Health, Inc., 2.62%, 6/15/22	143,514
200,000	Celgene Corp., 2.88%, 2/19/21	197,709
350,000	CVS Health Corp., 2.13%, 6/1/21	337,829
50,000	CVS Health Corp., 3.35%, 3/9/21	49,897
125,000	General Mills, Inc., 3.20%, 4/16/21	124,190
250,000	Halfmoon Parent, Inc., (LIBOR USD 3-Month + 0.890%), 3.22%, 7/15/23(a),(b)	250,011
100,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	99,147
150,000	Kraft Heinz Foods Co., 5.38%, 2/10/20	154,264
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	240,392
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	241,472

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$250,000	Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	$247,701
135,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.87%, 6/2/20(a)	135,401

		3,308,236

Energy — 8.01%
200,000	Anadarko Petroleum Corp., 8.70%, 3/15/19	205,026
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	202,400
200,000	Energy Transfer Partners LP, 5.20%, 2/1/22	207,669
100,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	98,721
100,000	Enterprise Products Operating LLC, 2.85%, 4/15/21	98,741
50,000	EOG Resources, Inc., 4.40%, 6/1/20	50,893
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	209,394
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	111,750
200,000	Noble Energy, Inc., 4.15%, 12/15/21	202,438
200,000	ONEOK, Inc., 4.25%, 2/1/22	202,625
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	204,320
200,000	Williams Partners LP, 5.25%, 3/15/20	205,255

		1,999,232

Financial — 24.17%
275,000	Ally Financial, Inc., 3.50%, 1/27/19	275,000
150,000	American Tower Corp., REIT, 3.30%, 2/15/21	149,087
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.03%, 5/19/22(a),(b)	251,673
150,000	Bank of America Corp., MTN, 2.15%, 11/9/20	146,787
300,000	Bank of America Corp., (LIBOR USD 3-Month + 0.630%), MTN, 2.33%, 10/1/21(c)	293,506
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.96%, 9/19/22(a)	251,406
250,000	Barclays Plc, 2.75%, 11/8/19	248,525
200,000	BNP Paribas SA, MTN, 2.95%, 5/23/22(b)	193,614
150,000	Citigroup, Inc., 2.65%, 10/26/20	148,050
300,000	Citigroup, Inc., 2.70%, 3/30/21	294,936
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 3.54%, 8/2/21(a)	152,903
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.81%, 1/10/23(a)	299,289
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	248,579
100,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	99,086
200,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	198,384
300,000	Goldman Sachs Group, Inc. (The), 2.88%, 2/25/21	295,996
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	194,214
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.97%, 5/25/21(a)	257,516
200,000	ING Groep NV, 3.15%, 3/29/22	195,084
150,000	JPMorgan Chase & Co., MTN, 2.30%, 8/15/21	145,844
400,000	Morgan Stanley, MTN, 2.75%, 5/19/22	387,893

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 3.28%, 7/22/22(a)	$201,719
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.22%, 1/10/22(a),(b)	252,923
100,000	Regions Financial Corp., 2.75%, 8/14/22	96,432
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	246,614
250,000	Svenska Handelsbanken AB, (LIBOR USD 3-Month + 1.150%), MTN, 3.49%, 3/30/21(a)	254,880
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.10%, 6/28/22(a)	251,626

		6,031,566

Industrial — 3.48%
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.91%, 6/6/22(a)	100,810
200,000	General Electric Co., (LIBOR USD 3-Month + 1.000%), 3.33%, 3/15/23(a)	201,499
250,000	Rockwell Collins, Inc., 2.80%, 3/15/22	243,299
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	48,860
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	273,145

		867,613

Technology — 4.39%
250,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.38%, 1/15/20	247,067
125,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	125,316
100,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	101,508
200,000	DXC Technology Co., 2.88%, 3/27/20	198,332
125,000	Hewlett Packard Enterprise Co., 3.50%, 10/5/21	124,865
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	200,814
100,000	LAM Research Corp., 2.80%, 6/15/21	98,284

		1,096,186

Utilities — 4.60%
350,000	Exelon Corp., 2.45%, 4/15/21	340,146
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 3.03%, 3/27/20(a)	150,018
255,000	Puget Energy, Inc., 6.50%, 12/15/20	270,169
250,000	Sempra Energy, 2.90%, 2/1/23	241,300
150,000	Southern Co. (The), 2.35%, 7/1/21	145,445

		1,147,078

Total Corporate Bonds		17,138,837

(Cost $17,348,869)
Asset Backed Securities — 24.67%
205,000	Ally Auto Receivables Trust, Series 2016-3, Class C, 2.32%, 10/15/21	203,535

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$ 90,847	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	$90,791
175,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	174,703
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	150,540
275,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	273,974
115,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	115,292
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	222,682
170,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	169,754
250,000	CarMax Auto Owner Trust, Series 2015-4, Class B, 2.16%, 8/16/21	247,155
300,000	CarMax Auto Owner Trust, Series 2015-4, Class D, 3.00%, 5/16/22	298,445
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	246,099
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	144,057
190,000	CNH Equipment Trust, Series 2015-C, Class B, 2.40%, 2/15/23	189,347
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	162,562
250,000	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	252,528
225,000	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21	224,657
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	249,773
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	252,499
285,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	286,031
260,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	259,572
90,000	Ford Credit Auto Owner Trust, Series 2016-A, Class B, 1.94%, 7/15/21	89,062
125,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	124,223
200,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	200,214
167,938	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	168,092
58,745	Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74%, 12/15/21	58,737
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	250,967
15,567	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	15,566

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	$235,102
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	263,311
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	199,006
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	339,383

Total Asset Backed Securities		6,157,659

(Cost $6,205,691)

U.S. Government Agency Backed Mortgages — 4.06%
Fannie Mae — 0.10%
4,674	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 3.17%, 10/25/31(a)	4,769
4,375	Series 2005-68, Class BC, 5.25%, 6/25/35	4,430
3,464	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 2.97%, 11/25/39(a)	3,525
12,330	Series 2012-3, Class EA, 3.50%, 10/25/29	12,361

		25,085

Freddie Mac — 3.96%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b),(d)	205,401
255,000	Series 2011-K13, Class B, 4.77%, 1/25/48(b),(d)	261,313
200,000	Series 2012-K706, Class B, 4.17%, 11/25/44(b),(d)	199,665
280,000	Series 2012-K709, Class B, 3.87%, 4/25/45(b),(d)	279,767
3,376	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 3.16%, 3/15/32(a)	3,450
3,610	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 3.16%, 3/15/32(a)	3,697
20,034	Series 2627, Class MW, 5.00%, 6/15/23	20,634
2,418	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 2.66%, 11/15/40(a)	2,429
12,719	Series 4027, Class GD, 2.00%, 10/15/25	12,564

		988,920

Total U.S. Government Agency Backed Mortgages		1,014,005

(Cost $1,030,756)

Municipal Bonds — 1.02%
Connecticut — 0.54%
135,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	134,503

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
Minnesota — 0.48%
$120,000	Duluth Independent School District No 709 GO, Series A, 3.00%, 2/1/20	$119,081

Total Municipal Bonds		253,584

(Cost $255,779)

Collateralized Mortgage Obligations — 0.13%
32,315	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.36%, 12/26/35(a),(b)	31,982

Total Collateralized Mortgage Obligations		31,982

(Cost $31,751)

Shares
Investment Company — 3.66%
913,196	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	913,196

Total Investment Company		913,196

(Cost $913,196)

Total Investments		$25,509,263
(Cost $25,786,042)(f) — 102.21%

Liabilities in excess of other assets — (2.21)%		(551,545)

NET ASSETS — 100.00%		$24,957,718

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2018.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Financial futures contracts as of September 30, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year U.S	14	December 2018	$(6,068)	USD	$2,956,390	Barclays Plc
Treasury Note

Total			$(6,068)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year U.S	13	December 2018	$8,836	USD	$1,470,993	Barclays Plc
Treasury Note

Total			$8,836

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to the Financial Statements.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund

September 30, 2018 (Unaudited)

Principal Amount		Value
Corporate Bonds — 68.05%
Basic Materials — 1.35%
$123,000	LyondellBasell Industries NV, 5.00%, 4/15/19	$123,616
230,000	Sherwin-Williams Co. (The), 2.25%, 5/15/20	226,629

		350,245

Communications — 4.24%
300,000	AT&T, Inc., (LIBOR USD 3-Month + 0.950%), 3.29%, 7/15/21(a)	303,556
250,000	Discovery Communications LLC, 2.20%, 9/20/19	248,043
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	300,027
250,000	Vodafone Group Plc, (LIBOR USD 3-Month + 0.990%), 3.33%, 1/16/24(a)	250,608

		1,102,234

Consumer, Cyclical — 7.13%
250,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.350%), 2.69%, 11/5/21(a)	250,324
50,000	American Honda Finance Corp., (LIBOR USD 3-Month + 0.610%), MTN, 2.94%, 9/9/21(a)	50,444
225,000	Delta Air Lines, Inc., 2.88%, 3/13/20	223,180
150,000	General Motors Financial Co., Inc., 2.40%, 5/9/19	149,607
250,000	General Motors Financial Co., Inc., 3.55%, 4/9/21	249,827
250,000	Hyundai Capital America, MTN, 2.50%, 3/18/19(b)	249,443
170,000	Newell Brands, Inc., 2.60%, 3/29/19	169,752
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), MTN, 3.08%, 9/28/22(a),(b)	250,400
65,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	63,915
200,000	Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	199,329

		1,856,221

Consumer, Non-cyclical — 12.02%
200,000	Allergan Funding SCS, 3.00%, 3/12/20	199,752
100,000	Anthem, Inc., 2.50%, 11/21/20	98,418
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	199,536
200,000	Becton Dickinson and Co., 2.68%, 12/15/19	198,877
100,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 0.875%), 3.26%, 12/29/20(a)	100,148
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 3.35%, 6/6/22(a)	125,693
125,000	Cardinal Health, Inc., 1.95%, 6/14/19	124,298
150,000	Celgene Corp., 2.88%, 2/19/21	148,282
150,000	Church & Dwight Co., Inc., (LIBOR USD 3-Month + 0.150%), 2.49%, 1/25/19(a)	149,996
250,000	CVS Health Corp., 2.80%, 7/20/20	247,679
250,000	CVS Health Corp., 3.35%, 3/9/21	249,486
300,000	Halfmoon Parent, Inc., (LIBOR USD 3-Month + 0.890%), 3.22%, 7/15/23(a),(b)	300,014
200,000	Kraft Heinz Foods Co., (LIBOR USD 3-Month + 0.570%), 2.91%, 2/10/21(a)	200,203

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$350,000	Kraft Heinz Foods Co., 5.38%, 2/10/20	$359,949
225,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	222,594
200,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.87%, 6/2/20(a)	200,595

		3,125,520

Energy — 5.75%
25,000	Anadarko Petroleum Corp., 6.95%, 6/15/19	25,661
150,000	ConocoPhillips Co., (LIBOR USD 3-Month + 0.900%), 3.21%, 5/15/22(a)	152,880
175,000	Enterprise Products Operating LLC, 2.80%, 2/15/21	172,762
150,000	Enterprise Products Operating LLC, 6.50%, 1/31/19	151,786
223,000	EOG Resources, Inc., 4.40%, 6/1/20	226,982
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	209,394
200,000	Marathon Oil Corp., 2.70%, 6/1/20	197,411
350,000	Williams Partners LP, 5.25%, 3/15/20	359,196

		1,496,072

Financial — 26.74%
100,000	Ally Financial, Inc., 3.50%, 1/27/19	100,000
150,000	American Tower Corp., 2.80%, 6/1/20	148,590
227,000	American Tower Corp., REIT, 3.40%, 2/15/19	227,393
250,000	Australia & New Zealand Banking Group Ltd., (LIBOR USD 3-Month + 0.710%), 3.03%, 5/19/22(a),(b)	251,673
200,000	Bank of America Corp., (LIBOR USD 3-Month + 0.660%), GMTN, 3.01%, 7/21/21(a)	201,136
250,000	Bank of America Corp., (LIBOR USD 3-Month + 0.960%), GMTN, 3.31%, 7/23/24(a)	251,159
100,000	Bank of Montreal, (LIBOR USD 3-Month + 0.790%), MTN, 3.10%, 8/27/21(a)	101,350
150,000	Bank of Nova Scotia (The), 2.50%, 1/8/21	147,381
250,000	Bank of Nova Scotia (The), (LIBOR USD 3-Month + 0.620%), 2.96%, 9/19/22(a)	251,406
200,000	Barclays Plc, 2.75%, 11/8/19	198,820
250,000	Citibank NA, (LIBOR USD 3-Month + 0.500%), 2.83%, 6/12/20(a)	251,448
250,000	Citigroup, Inc., (LIBOR USD 3-Month + 0.690%), 3.03%, 10/27/22(a)	250,123
100,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.070%), 3.40%, 12/8/21(a)	101,748
200,000	Commonwealth Bank of Australia, (LIBOR USD 3-Month + 0.700%), 3.03%, 3/16/23(a),(b)	200,659
250,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.81%, 1/10/23(a)	249,408
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	247,980
400,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.750%), 3.06%, 2/23/23(a)	401,581
200,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.97%, 5/25/21(a)	206,013
250,000	JPMorgan Chase & Co., 2.75%, 6/23/20	248,124

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$250,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.550%), 2.88%, 3/9/21(a)	$250,683
73,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.680%), 3.00%, 6/1/21(a)	73,406
200,000	JPMorgan Chase & Co., 4.95%, 3/25/20	205,210
50,000	Metropolitan Life Global Funding I, 2.05%, 6/12/20(b)	49,026
75,000	Morgan Stanley, (LIBOR USD 3-Month + 0.550%), GMTN, 2.89%, 2/10/21(a)	75,240
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), MTN, 3.28%, 7/22/22(a)	201,719
250,000	Morgan Stanley, (LIBOR USD 3-Month + 1.400%), MTN, 3.74%, 10/24/23(a)	256,893
150,000	Morgan Stanley, GMTN, 5.50%, 7/24/20	155,629
250,000	National Australia Bank Ltd., (LIBOR USD 3-Month + 0.890%), 3.22%, 1/10/22(a),(b)	252,923
200,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	197,292
200,000	Swedbank AB, (LIBOR USD 3-Month + 0.700%), 3.03%, 3/14/22(a),(b)	201,652
250,000	Wells Fargo & Co., (LIBOR USD 3-Month + 0.930%), 3.27%, 2/11/22(a)	252,530
250,000	Wells Fargo Bank NA, 2.60%, 1/15/21	245,789
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.570%), 2.90%, 1/11/23(a)	249,507
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 3.10%, 6/28/22(a)	251,626

		6,955,117

Industrial — 5.88%
250,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.91%, 6/6/22(a)	252,025
150,000	General Electric Co., (LIBOR USD 3-Month + 0.620%), GMTN, 2.96%, 1/9/20(a)	150,508
200,000	General Electric Co., (LIBOR USD 3-Month + 1.000%), 3.33%, 3/15/23(a)	201,499
200,000	Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 2/21/21	197,653
250,000	John Deere Capital Corp., (LIBOR USD 3-Month + 0.480%), MTN, 2.81%, 9/8/22(a)	250,289
205,000	Packaging Corp. of America, 2.45%, 12/15/20	201,015
275,000	United Technologies Corp., (LIBOR USD 3-Month + 0.650%), 2.97%, 8/16/21(a)	275,731

		1,528,720

Technology — 3.00%
225,000	Dell International LLC / EMC Corp., 3.48%, 6/1/19(b)	225,569
200,000	DXC Technology Co., 2.88%, 3/27/20	198,332
150,000	Hewlett Packard Enterprise Co., 3.50%, 10/5/21	149,838

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	$200,814
7,000	Oracle Corp., (LIBOR USD 3-Month + 0.580%), 2.92%, 1/15/19(a)	7,012

		781,565

Utilities — 1.94%
200,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	204,193
150,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 3.03%, 3/27/20(a)	150,018
150,000	Sempra Energy, (LIBOR USD 3-Month + 0.500%), 2.84%, 1/15/21(a)	150,038

		504,249

Total Corporate Bonds		17,699,943

(Cost $17,760,850)

Asset Backed Securities — 22.59%
175,000	Ally Auto Receivables Trust, Series 2014-3, Class C, 2.14%, 7/15/20	174,919
85,000	Ally Auto Receivables Trust, Series 2015-1, Class B, 2.01%, 8/17/20	84,832
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E, 3.37%, 11/8/21(b)	185,455
90,847	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.47%, 11/9/20	90,791
178,994	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.51%, 1/8/21	178,881
230,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	229,610
199,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D, 3.00%, 6/8/21	198,988
305,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/21	304,731
300,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	301,081
175,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	173,197
145,000	CarMax Auto Owner Trust, Series 2014-4, Class B, 2.20%, 9/15/20	144,790
60,000	CarMax Auto Owner Trust, Series 2014-4, Class C, 2.44%, 11/16/20	59,938
190,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	187,035
5,873	CNH Equipment Trust, Series 2015-A, Class A3, 1.30%, 4/15/20	5,869
133,551	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19%, 7/15/22(b)	133,727
200,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.53%, 8/15/23(b)	203,540
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	249,773

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$235,000	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	$235,851
8,740	Drive Auto Receivables Trust, Series 2018-1, Class A2, 2.23%, 4/15/20	8,736
300,000	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	300,750
240,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	239,605
215,000	Ford Credit Auto Owner Trust, Series 2014-1, Class B, 2.41%, 11/15/25(b)	214,418
150,000	GM Financial Automobile Leasing Trust, Series 2016-3, Class B, 1.97%, 5/20/20	149,067
221,000	Santander Drive Auto Receivables Trust, Series 2015-1, Class D, 3.24%, 4/15/21	221,236
100,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class D, 3.02%, 4/15/21	100,020
155,175	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	155,317
147,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class D, 3.53%, 8/16/21	147,449
250,000	Santander Drive Auto Receivables Trust, Series 2015-5, Class D, 3.65%, 12/15/21	250,967
22,572	Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47%, 12/15/20	22,571
347,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10%, 6/15/21	346,035
235,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	233,502
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	199,006
150,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	145,450

Total Asset Backed Securities		5,877,137

(Cost $5,904,336)

U.S. Government Agency Backed Mortgages — 5.29%
Fannie Mae — 0.53%
227	Pool #725098, 5.50%, 12/1/18	227
34,391	Pool #888467, 6.00%, 6/1/22	35,498
34,768	Pool #AL0202, 4.00%, 4/1/21	35,469
36	Series 2003-120, Class BL, 3.50%, 12/25/18	36
14,067	Series 2003-55, Class CD, 5.00%, 6/25/23	14,491
19	Series 2004-3, Class BE, 4.00%, 2/25/19	19
958	Series 2011-23, Class AB, 2.75%, 6/25/20	957
51,155	Series 2012-1, Class GB, 2.00%, 2/25/22	50,458

		137,155

Freddie Mac — 4.76%
200,000	Series 2010-K7, Class B, 5.69%, 4/25/20(b),(c)	205,401

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Principal Amount		Value
$250,000	Series 2011-K10, Class B, 4.78%, 11/25/49(b),(c)	$255,618
195,000	Series 2011-K11, Class B, 4.57%, 12/25/48(b),(c)	198,407
300,000	Series 2012-K706, Class B, 4.17%, 11/25/44(b),(c)	299,497
220,000	Series 2012-K709, Class B, 3.87%, 4/25/45(b),(c)	219,817
866	Series 2761, Class CB, 4.00%, 3/15/19	867
14,610	Series 3710, Class AB, 2.00%, 8/15/20	14,529
31,210	Series 3726, Class BA, 2.00%, 8/15/20	30,942
12,592	Series 3852, Class EA, 4.50%, 12/15/21	12,712

		1,237,790

Total U.S. Government Agency Backed Mortgages		1,374,945

(Cost $1,389,747)

U.S. Treasury Obligations — 1.99%
U.S. Treasury Notes — 1.99%
525,000	1.00%, 9/30/19	516,469

Total U.S. Treasury Obligations		516,469

(Cost $517,046)

Municipal Bonds — 0.92%
Connecticut — 0.46%
120,000	City of Bridgeport CT GO, Series D, 2.84%, 7/1/19	119,558

Minnesota — 0.46%
120,000	Duluth Independent School District No 709 GO, Series B, 3.00%, 2/1/20	119,081

Total Municipal Bonds		238,639

(Cost $240,779)

Collateralized Mortgage Obligations — 0.12%
32,315	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 2.36%, 12/26/35(a),(b)	31,982

Total Collateralized Mortgage Obligations		31,982

(Cost $31,751)

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Shares		Value
Investment Company — 0.45%
118,184	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$118,184

Total Investment Company		118,184

(Cost $118,184)

Total Investments		$25,857,299
(Cost $25,962,693)(e) — 99.41%

Other assets in excess of liabilities — 0.59%		152,915

NET ASSETS — 100.00%		$26,010,214

(a)	Floating rate note. Rate shown is as of report date.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	40	June 2019	$(13,063)	USD	$9,714,203	Barclays Plc

Total			$(13,063)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S Treasury Note	10	December 2018	$4,063	USD	$2,111,378	Barclays Plc

Total			$4,063

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Ultra-Short Fixed Income Fund (cont.)

September 30, 2018 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

GO - General Obligations

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar

See Notes to the Financial Statements.

19

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2018 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $24,872,846 and $25,844,509, respectively)	$24,596,067	$25,739,115
Affiliated investments (cost $913,196 and $118,184, respectively)	913,196	118,184
Cash	4,909	4,851
Cash at broker for financial future contracts	26,227	62,175
Interest and dividend receivable	122,309	112,453
Receivable from advisor	7,682	8,980
Receivable for capital shares issued	—	2,433
Receivable for investments sold	151,319	—
Unrealized appreciation on futures contracts	8,836	4,063
Prepaid expenses and other assets	21,083	17,107

Total Assets	25,851,628	26,069,361

Liabilities:
Foreign withholding tax payable	3,595	3,596
Distributions payable	82	249
Payable for capital shares redeemed	676	14,104
Payable for investments purchased	851,357	—
Unrealized depreciation on futures contracts	6,068	13,063
Accrued expenses and other payables:
Accounting fees	4,381	4,378
Audit fees	17,202	17,202
Trustees’ fees	21	—
Custodian fees	679	739
Shareholder reports	4,796	5,166
Transfer agent fees	231	—
Other	4,822	650

Total Liabilities	893,910	59,147

Net Assets	$24,957,718	$26,010,214

Net Assets Consists of:
Capital	$25,356,974	$26,254,346
Undistributed net investment income	25,050	3,998
Accumulated net realized losses from investment transactions and futures contracts	(150,295)	(133,736)
Net unrealized depreciation on investments and futures contracts	(274,011)	(114,394)

Net Assets	$24,957,718	$26,010,214

20

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2018 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Net Assets
Class A	$318,878	$1,547,127
Class I	24,638,840	24,463,087

Total	$24,957,718	$26,010,214

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	32,428	157,089
Class I	2,505,975	2,487,902

Total	2,538,403	2,644,991

Net Asset Values and Redemption Prices Per Share:
Class A	$9.83	$9.85

Class I	$9.83	$9.83

See Notes to the Financial Statements.

21

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

	RBC Short Duration Fixed Income Fund	RBC Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$344,062	$308,722
Dividend income - affiliated	2,077	2,050

Total Investment Income	346,139	310,772

Expenses:
Investment advisory fees	37,616	26,756
Distribution fees–Class A	258	909
Accounting fees	24,398	24,235
Audit fees	19,459	19,459
Custodian fees	1,282	1,407
Insurance fees	2,130	2,130
Legal fees	4,740	3,539
Registrations and filing fees	18,131	18,661
Shareholder reports	5,581	7,810
Transfer agent fees–Class A	610	616
Transfer agent fees–Class I	661	3,171
Trustees’ fees and expenses	1,027	889
Interest expense	201	331
Tax expense	1,665	1,665
Other fees	2,260	2,603

Total expenses before fee waiver/reimbursement	120,019	114,181
Expenses waived/reimbursed by:
Advisor	(75,674)	(80,368)

Net expenses	44,345	33,813

Net Investment Income	301,794	276,959

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(61,379)	(7,377)
Futures contracts	(8,016)	11,332

Net realized gains/(losses)	(69,395)	3,955

Net change in unrealized appreciation/(depreciation) on:
Investments	26,193	17,337
Futures contracts	8,229	(8,016)

Net unrealized gains	34,422	9,321

Change in net assets resulting from operations	$266,821	$290,235

See Notes to the Financial Statements.

22

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
From Investment Activities
Operations:
Net investment income	$301,794	$470,732
Net realized gains/(losses) from investments and futures contracts	(69,395)	20,513
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	34,422	(356,365)

Change in net assets resulting from operations	266,821	134,880

Distributions to Class A Shareholders:
From net investment income	(5,954)	(11,711)
Distributions to Class I Shareholders:
From net investment income	(296,519)	(460,660)

Change in net assets resulting from shareholder distributions	(302,473)	(472,371)

Capital Transactions:
Proceeds from shares issued	3,414,541	10,742,585
Distributions reinvested	300,722	473,759
Cost of shares redeemed	(4,729,949)	(3,902,828)

Change in net assets resulting from capital transactions	(1,014,686)	7,313,516

Net increase/(decrease) in net assets	(1,050,338)	6,976,025
Net Assets:
Beginning of period	26,008,056	19,032,031

End of period	$24,957,718	$26,008,056

Undistributed net investment income	$25,050	$25,729

Share Transactions:
Issued	347,140	1,077,703
Reinvested	30,570	47,627
Redeemed	(481,250)	(392,493)

Change in shares resulting from capital transactions	(103,540)	732,837

See Notes to the Financial Statements.

23

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
From Investment Activities
Operations:
Net investment income	$276,959	$360,501
Net realized gains from investments and futures contracts	3,955	36,020
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	9,321	(163,305)

Change in net assets resulting from operations	290,235	233,216

Distributions to Class A Shareholders:
From net investment income	(20,872)	(18,140)
Distributions to Class I Shareholders:
From net investment income	(258,146)	(348,417)

Change in net assets resulting from shareholder distributions	(279,018)	(366,557)

Capital Transactions:
Proceeds from shares issued	6,977,452	17,017,207
Distributions reinvested	276,640	367,105
Cost of shares redeemed	(4,809,338)	(8,374,669)

Change in net assets resulting from capital transactions	2,444,754	9,009,643

Net increase in net assets	2,455,971	8,876,302
Net Assets:
Beginning of period	23,554,243	14,677,941

End of period	$26,010,214	$23,554,243

Undistributed net investment income	$3,998	$—

Share Transactions:
Issued	709,242	1,722,286
Reinvested	28,129	37,162
Redeemed	(489,079)	(847,556)

Change in shares resulting from capital transactions	248,292	911,892

See Notes to the Financial Statements.

24

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/18 (Unaudited)	$ 9.85	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	$ 9.83
Year Ended 3/31/18	9.97	0.20	(0.12)	0.08	(0.20)	—	—	(0.20)	9.85
Year Ended 3/31/17	9.92	0.17	0.05	0.22	(0.17)	—	—	(0.17)	9.97
Year Ended 3/31/16	9.97	0.16	(0.04)	0.12	(0.17)	—	—	(0.17)	9.92
Year Ended 3/31/15	10.02	0.14	—(b )	0.14	(0.18)	(0.01)	—	(0.19)	9.97
Period Ended 3/31/14(c)	10.04	0.01	(0.02)	(0.01)	(0.01)	—	—	(0.01)	10.02
Class I
Six Months Ended 9/30/18 (Unaudited)	$ 9.84	0.12	(0.01)	0.11	(0.12)	—	—	(0.12)	$ 9.83
Year Ended 3/31/18	9.97	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	9.84
Year Ended 3/31/17	9.92	0.18	0.05	0.23	(0.18)	—	—	(0.18)	9.97
Year Ended 3/31/16	9.97	0.17	(0.04)	0.13	(0.18)	—	—	(0.18)	9.92
Year Ended 3/31/15	10.02	0.15	—(b )	0.15	(0.19)	(0.01)	—	(0.20)	9.97
Period Ended 3/31/14(d)	10.00	0.04	0.02	0.06	(0.04)	—	—	(0.04)	10.02

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.

(d)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.

25

FINANCIAL HIGHLIGHTS

RBC Short Duration Fixed Income Fund

	(Selected data for a share outstanding throughout the periods indicated)
			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/18 (Unaudited)	0.96	%(b)	$319	0.45	%(c)	2.31	%(c)	1.29	%(c)	20%
Year Ended 3/31/18	0.78%		526	0.45%		1.98%		1.71%		55%
Year Ended 3/31/17	2.23%		666	0.45%		1.69%		1.53%		37%
Year Ended 3/31/16	1.18%		1,305	0.45%		1.60%		1.70%		50%
Year Ended 3/31/15	1.42%		1,934	0.45%		1.45%		2.07%		57%
Period Ended 3/31/14(d)	(0.08	)%(b)	10	0.45	%(c)	1.33	%(c)	43.21	%(c)	46%
Class I
Six Months Ended 9/30/18 (Unaudited)	1.12	%(b)	$24,639	0.35	%(c)	2.41	%(c)	0.95	%(c)	20%
Year Ended 3/31/18	0.78%		25,482	0.35%		2.10%		0.99%		55%
Year Ended 3/31/17	2.33%		18,366	0.35%		1.78%		1.12%		37%
Year Ended 3/31/16	1.28%		12,925	0.35%		1.70%		1.37%		50%
Year Ended 3/31/15	1.51%		12,344	0.35%		1.55%		1.68%		57%
Period Ended 3/31/14(e)	0.57	%(b)	10,436	0.35	%(c)	1.41	%(c)	3.66	%(c)	46%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.

(e)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.

See Notes to the Financial Statements.

26

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

		(Selected data for a share outstanding throughout the periods indicated)
		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/18 (Unaudited)	$ 9.84	0.11	0.01	0.12	(0.11)	(0.11)	$9.85
Year Ended 3/31/18	9.90	0.18	(0.06)	0.12	(0.18)	(0.18)	9.84
Year Ended 3/31/17	9.87	0.14	0.04	0.18	(0.15)	(0.15)	9.90
Year Ended 3/31/16	9.89	0.11	—	0.11	(0.13)	(0.13)	9.87
Year Ended 3/31/15	9.99	0.08	(0.02)	0.06	(0.16)	(0.16)	9.89
Period Ended 3/31/14(b)	9.98	—	0.02	0.02	(0.01)	(0.01)	9.99
Class I
Six Months Ended 9/30/18 (Unaudited)	$ 9.83	0.12	—	0.12	(0.12)	(0.12)	$9.83
Year Ended 3/31/18	9.88	0.19	(0.05)	0.14	(0.19)	(0.19)	9.83
Year Ended 3/31/17	9.87	0.15	0.02	0.17	(0.16)	(0.16)	9.88
Year Ended 3/31/16	9.89	0.12	—	0.12	(0.14)	(0.14)	9.87
Year Ended 3/31/15	9.98	0.10	(0.02)	0.08	(0.17)	(0.17)	9.89
Period Ended 3/31/14(c)	10.00	0.02	(0.01)	0.01	(0.03)	(0.03)	9.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.

(c)	For the period from December 20, 2013 (commencement of operations) to March 31, 2014.

27

FINANCIAL HIGHLIGHTS

RBC Ultra-Short Fixed Income Fund

	(Selected data for a share outstanding throughout the periods indicated)
			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/18 (Unaudited)	1.27	%(b)	$1,547	0.38	%(c)	2.28	%(c)	1.11	%(c)	26%
Year Ended 3/31/18	1.21%		1,978	0.39	%(d)	1.83%		1.54%		68%
Year Ended 3/31/17	1.84%		667	0.40%		1.41%		1.30%		52%
Year Ended 3/31/16	1.16%		4,395	0.40%		1.09%		1.25%		41%
Year Ended 3/31/15	0.62%		608	0.40%		0.78%		3.04%		63%
Period Ended 3/31/14(e)	0.21	%(b)	10	0.40	%(c)	(0.08	)%(c)	43.18	%(c)	41%
Class I
Six Months Ended 9/30/18 (Unaudited)	1.21	%(b)	$24,463	0.28	%(c)	2.39	%(c)	0.97	%(c)	26%
Year Ended 3/31/18	1.42%		21,577	0.29	%(d)	1.89%		1.08%		68%
Year Ended 3/31/17	1.74%		14,011	0.30%		1.47%		1.14%		52%
Year Ended 3/31/16	1.24%		13,482	0.30%		1.22%		1.13%		41%
Year Ended 3/31/15	0.83%		13,922	0.30%		1.03%		1.65%		63%
Period Ended 3/31/14(f)	0.14	%(b)	10,158	0.30	%(c)	0.88	%(c)	3.70	%(c)	41%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)

Beginning October 2, 2017, the net operating expenses were contractually limited to 0.38% and 0.28% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(e)	For the period from March 3, 2014 (commencement of operations) to March 31, 2014.

(f)	For the period from December 30, 2013 (commencement of operations) to March 31, 2014.

See Notes to the Financial Statements.

28

NOTES TO FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A and Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account

29

NOTES TO FINANCIAL STATEMENTS

multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

30

NOTES TO FINANCIAL STATEMENTS

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Short Duration Fixed Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$17,138,837	$—	$17,138,837
Asset Backed Securities	—	6,157,659	—	6,157,659
Municipal Bonds	—	253,584	—	253,584
U.S. Government Agency Backed Mortgages	—	1,014,005	—	1,014,005
Collateralized Mortgage Obligations	—	31,982	—	31,982
Investment Company	913,196	—	—	913,196
Other Financial Instruments*
Financial futures contracts	8,836	—	—	8,836

Total Assets	$922,032	$24,596,067	$—	$25,518,099

31

NOTES TO FINANCIAL STATEMENTS

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(6,068)	$—	$—	$(6,068)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Ultra-Short Fixed Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$17,699,943	$—	$17,699,943
U.S. Treasury Obligations	—	516,469	—	516,469
Asset Backed Securities	—	5,877,137	—	5,877,137
Municipal Bonds	—	238,639	—	238,639
U.S. Government Agency Backed Mortgages	—	1,374,945	—	1,374,945
Collateralized Mortgage Obligations	—	31,982	—	31,982
Investment Company	118,184	—	—	118,184
Other Financial Instruments*
Financial futures contracts	4,063	—	—	4,063

Total Assets	$122,247	$25,739,115	$—	$25,861,362

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(13,063)	$—	$—	$(13,063)

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts.

During the period ended September 30, 2018, the Funds recognized no transfers to/from Level 1 or 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of September 30, 2018, the Funds do not have any outstanding TBA commitments.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

32

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2018.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2018.

Fair Values of derivative instruments as of September 30, 2018 are as follows:

Fair Values of Derivative Financial Instrument as of September 30, 2018
Statement of Assets and Liabilities Location
Asset Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$8,836	$4,063

Total	$8,836	$4,063

Liability Derivatives
	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$6,068	$13,063

Total	$6,068	$13,063

33

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2018 is as follows:

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(8,016)	$11,332

Total	$(8,016)	$11,332

Derivative Instruments Categorized by Risk Exposure	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$8,229	$(8,016)

Total	$8,229	$(8,016)

For the period ended September 30, 2018, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Short Duration Fixed Income Fund	Ultra-Short Fixed Income Fund
Futures long position (contracts)	14	20
Futures short position (contracts)	13	12

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

34

NOTES TO FINANCIAL STATEMENTS

	Value March 31, 2018	Purchases	Sales	Value September 30, 2018	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Short Duration Fixed Income Fund	$134,403	$5,950,494	$5,171,701	$913,196	$2,077
Ultra-Short Fixed Income Fund	301,590	8,778,257	8,961,663	118,184	2,050

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%

35

NOTES TO FINANCIAL STATEMENTS

Annual Rate
Ultra-Short Fixed Income Fund*	0.23%

* Prior to October 2, 2017, the annual advisory fee rate for Ultra-Short Fixed Income Fund was 0.25%.

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2020.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund*	0.38%	0.28%

* Prior to October 2, 2017, the annual rate for Ultra-Short Fixed Income Fund under the expense limitation agreement was 0.40% for Class A, and 0.30% for Class I.

Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2018 were:

	FYE 3/31/16	FYE 3/31/17	FYE 3/31/18	FYE 3/31/19	Total
Short Duration Fixed Income Fund	$68,617	$136,119	$145,794	$75,442	$425,972
Ultra-Short Fixed Income Fund	74,368	136,853	153,278	80,085	444,584

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM (US) indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2018, the amounts waived were as follows:

Fees Waived
Short Duration Fixed Income Fund	$232
Ultra-Short Fixed Income Fund	283

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000 ($58,000 effective October 1, 2018). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition,

36

NOTES TO FINANCIAL STATEMENTS

independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

On December 30, 2013, the Advisor invested $10 million in each Fund to provide each Fund with its initial investment assets, and on March 3, 2014, invested $10,000 in Class A of each Fund to provide the initial assets for that share class. The table below shows, as of September 30, 2018, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Short Duration Fixed Income Fund	$24,957,718	936,238	36.9%
Ultra-Short Fixed Income Fund	$26,010,214	1,086,036	41.0%

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2018, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2018 were as follows:

	Purchases	Sales
Short Duration Fixed Income Fund	$4,921,625	$5,965,455
Ultra-Short Fixed Income Fund	9,393,332	5,933,182

37

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Short Duration Fixed Income Fund		Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$412,500	$1,605,000
Distributions reinvested	5,922	11,743	20,761	18,254
Cost of shares redeemed	(212,499)	(144,285)	(864,919)	(302,427)

Change in Class A	$(206,577)	$(132,542)	$(431,658)	$1,320,827

Class I
Proceeds from shares issued	$3,414,541	$10,742,585	$6,564,952	$15,412,207
Distributions reinvested	294,800	462,016	255,879	348,851
Cost of shares redeemed	(4,517,450)	(3,758,543)	(3,944,419)	(8,072,242)

Change in Class I	$(808,109)	$7,446,058	$2,876,412	$7,688,816

Change in net assets resulting from capital transactions	$(1,014,686)	$7,313,516	$2,444,754	$9,009,643

SHARE TRANSACTIONS:
Class A
Issued	—	—	41,884	162,392
Reinvested	602	1,179	2,108	1,847
Redeemed	(21,596)	(14,522)	(87,841)	(30,674)

Change in Class A	(20,994)	(13,343)	(43,849)	133,565

Class I
Issued	347,140	1,077,703	667,358	1,559,894
Reinvested	29,968	46,448	26,021	35,315
Redeemed	(459,654)	(377,971)	(401,238)	(816,882)

Change in Class I	(82,546)	746,180	292,141	778,327

Change in shares resulting from capital transactions	(103,540)	732,837	248,292	911,892

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the years ended March 31, 2016, March 31, 2017 and March 31, 2018) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years

38

NOTES TO FINANCIAL STATEMENTS

for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Fixed Income Fund	$25,880,627	$12,514	$(383,878)	$(371,364)
Ultra-Short Fixed Income Fund	25,963,492	22,365	(128,558)	(106,193)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2018 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Short Duration Fixed Income Fund	$472,397	$472,397	$472,397
Ultra-Short Fixed Income Fund	366,568	366,568	366,568

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2019.

During the year ended March 31, 2018, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund utilized capital loss carryforwards in the amount of $20,588 and $29,559, respectively.

As of March 31, 2018, Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $48,290 and $76,692, respectively, and a long-term capital loss carryforward of $38,071 and $55,139 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Short Duration Fixed Income Fund and Ultra-Short Fixed Income Fund did not have any deferred qualified late-year capital losses.

8. Significant Risks

Shareholder concentration risk:

As of September 30, 2018, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Short Duration Fixed Income Fund	1	60.8%
Ultra-Short Fixed Income Fund	1	34.9%

Significant transactions by these shareholders may impact the Funds’ performance.

39

NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

40

OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

41

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares.

Class A

Class A shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load). Class A shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

42

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period* 4/1/18–9/30/18	Annualized Expense Ratio During Period 4/1/18–9/30/18
Short Duration Fixed Income Fund
	Class A	$1,000.00	$1,009.60	$2.27	0.45%
	Class I	1,000.00	1,011.20	1.76	0.35%
Ultra-Short Fixed Income Fund
	Class A	1,000.00	1,012.70	1.92	0.38%
	Class I	1,000.00	1,012.10	1.41	0.28%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

43

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 4/1/18	Ending Account Value 9/30/18	Expenses Paid During Period* 4/1/18–9/30/18	Annualized Expense Ratio During Period 4/1/18–9/30/18
Short Duration Fixed Income Fund
	Class A	$1,000.00	$1,022.81	$2.28	0.45%
	Class I	1,000.00	1,023.31	1.78	0.35%
Ultra-Short Fixed Income Fund
	Class A	1,000.00	1,023.16	1.93	0.38%
	Class I	1,000.00	1,023.66	1.42	0.28%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (to reflect one half year period).

44

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2018, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreements with the Advisor (the “Agreements”) for each Fund for an additional year.

As part of their review of the Agreements, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year, information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered, and their experience with the portfolio management team with regard to other products over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature, quality, and extent of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as fund peer group comparative information requested by the Board. The Trustees noted that both the RBC Ultra-Short Fixed Income Fund and the RBC Short Duration Fixed Income Fund had outperformed their peers since inception.

The Trustees reviewed the Funds’ expense structure and advisory fees. The Trustees also considered, and viewed favorably, the Advisor’s contractual agreement to subsidize Fund expenses. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreements and expense limitation arrangements for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

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48

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2018.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-FI SAR 09-18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	November 27, 2018

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	November 27, 2018

* Print the name and title of each signing officer under his or her signature.